Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.0%)
AUSTRALIA (10.2%)
Consumer Discretionary (2.0%)
Aristocrat Leisure Ltd.	6,325	$118,591

Health Care (5.5%)
Cochlear Ltd.	882	120,361
CSL Ltd.	1,047	203,644
		324,005
Materials (1.9%)
BHP Group PLC	5,057	109,350

Real Estate (0.8%)
Goodman Group, REIT	4,100	49,850
		601,796
CHINA (33.6%)
Communication Services (10.2%)
58.com, Inc., ADR(a)	430	23,809
Tencent Holdings Ltd.	8,400	576,225
		600,034
Consumer Discretionary (8.6%)
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	3,499	121,926
Huazhu Group Ltd., ADR	800	27,464
Meituan Dianping, B Shares(a)	3,300	81,663
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	10,499	107,834
New Oriental Education & Technology Group, Inc., ADR(a)	320	44,864
SAIC Motor Corp. Ltd., A Shares(b)	29,215	76,084
Yum China Holdings, Inc.	961	49,242
		509,077
Consumer Staples (2.9%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	700	168,355

Energy (0.6%)
CNOOC Ltd.	32,000	33,776

Financials (4.2%)
China Merchants Bank Co. Ltd., H Shares	5,000	23,335
Ping An Insurance Group Co. of China Ltd., H Shares	21,500	226,851
		250,186
Health Care (2.0%)
Hangzhou Tigermed Consulting Co. Ltd., H Shares(a)	500	6,517
Wuxi Biologics Cayman, Inc.(a)(c)	5,500	113,541
		120,058
Industrials (1.0%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(b)	5,798	56,401

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Information Technology (0.8%)
GDS Holdings Ltd., ADR(a)	598	$48,013

Materials (1.0%)
Anhui Conch Cement Co. Ltd., H Shares	7,500	56,716

Real Estate (2.3%)
China Resources Land Ltd.	32,000	133,373
		1,975,989
HONG KONG (6.9%)
Consumer Staples (1.2%)
Budweiser Brewing Co. APAC Ltd.(c)	19,100	69,310

Financials (3.8%)
AIA Group Ltd.	13,000	117,220
Hong Kong Exchanges & Clearing Ltd.	2,242	106,749
		223,969
Industrials (0.5%)
Jardine Strategic Holdings Ltd.	1,600	32,232

Information Technology (0.5%)
ASM Pacific Technology Ltd.	2,500	28,218

Real Estate (0.9%)
Swire Properties Ltd.	21,700	50,149
		403,878
INDIA (9.9%)
Consumer Staples (2.0%)
Hindustan Unilever Ltd.	1,819	53,661
ITC Ltd.	24,356	63,128
		116,789
Financials (5.0%)
Housing Development Finance Corp. Ltd.	5,569	132,783
Kotak Mahindra Bank Ltd.(a)	5,569	101,450
SBI Life Insurance Co. Ltd.(c)	5,000	60,836
		295,069
Information Technology (1.8%)
Tata Consultancy Services Ltd.	3,379	103,063

Materials (1.1%)
Asian Paints Ltd.	500	11,478
UltraTech Cement Ltd.	1,020	56,203
		67,681
		582,602
INDONESIA (4.2%)
Consumer Discretionary (1.6%)
Astra International Tbk PT	271,600	95,675

Financials (2.6%)
Bank Central Asia Tbk PT	70,900	151,866
		247,541

See accompanying Notes to Statements of Investments

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

MACAU (0.6%)
Consumer Discretionary (0.6%)
Sands China Ltd.	9,200	$35,078

NETHERLANDS (1.3%)
Information Technology (1.3%)
ASML Holding NV	222	78,929

NEW ZEALAND (1.1%)
Health Care (0.3%)
Fisher & Paykel Healthcare Corp. Ltd.	740	17,483

Information Technology (0.8%)
Xero Ltd.(a)	756	48,455
		65,938
PHILIPPINES (2.5%)
Financials (0.4%)
Bank of the Philippine Islands	17,255	23,962

Industrials (1.9%)
Ayala Corp.	7,470	110,996

Real Estate (0.2%)
Ayala Land, Inc.	16,300	11,054
		146,012
SINGAPORE (5.6%)
Communication Services (1.2%)
Singapore Telecommunications Ltd.	38,200	69,328

Financials (2.6%)
DBS Group Holdings Ltd.	4,215	60,889
Oversea-Chinese Banking Corp. Ltd.	15,132	94,783
		155,672
Industrials (0.6%)
Keppel Corp. Ltd.	8,300	32,684

Real Estate (1.2%)
CapitaLand Ltd.	12,300	24,825
City Developments Ltd.	7,800	46,711
		71,536
		329,220
SOUTH KOREA (1.7%)
Information Technology (0.5%)
Samsung SDI Co. Ltd.	90	30,131

Materials (1.2%)
LG Chem Ltd.	148	70,868
		100,999

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

TAIWAN (9.1%)
Communication Services (0.7%)
Taiwan Mobile Co. Ltd.	11,100	$39,772

Information Technology (8.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	494,823
		534,595
THAILAND (2.3%)
Health Care (0.7%)
Bangkok Dusit Medical Services PCL, Foreign Shares	61,800	43,924

Materials (1.0%)
Siam Cement PCL (The), Foreign Shares	4,900	60,123

Real Estate (0.6%)
Central Pattana PCL, Foreign Shares	21,200	32,923
		136,970
UNITED KINGDOM (1.0%)
Materials (1.0%)
Rio Tinto PLC - London Listing	931	56,672
Total Common Stocks		5,296,219

PREFERRED STOCKS (8.5%)
SOUTH KOREA (8.5%)
Information Technology (8.5%)
Samsung Electronics Co. Ltd.	11,946	498,958
Total Preferred Stocks		498,958

SHORT-TERM INVESTMENT (1.6%)
UNITED STATES (1.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(d)	95,908	95,908
Total Short-Term Investment		95,908
Total Investments (Cost $4,943,836) —100.1%		5,891,085
Liabilities in Excess of Other Assets—(0.1)%		(5,649)
Net Assets—100.0%		$5,885,436

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen China A Share Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.7%)
CHINA (95.7%)
Consumer Discretionary (20.8%)
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	47,123	$1,639,564
Fuyao Glass Industry Group Co. Ltd., A Shares(a)	75,641	264,069
Haier Smart Home Co. Ltd., A Shares(a)	105,500	271,807
Hangzhou Robam Appliances Co. Ltd., A Shares(a)	23,115	126,710
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	73,042	749,072
SAIC Motor Corp. Ltd., A Shares(a)	49,700	129,238
		3,180,460
Consumer Staples (20.3%)
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(a)	28,090	602,379
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares(a)	40,800	213,719
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)	5,400	1,296,781
Wuliangye Yibin Co. Ltd., A Shares(a)	24,837	773,019
Yonghui Superstores Co. Ltd., A Shares(a)	161,500	207,736
		3,093,634
Energy (0.0%)
G3 Exploration Ltd.(b)	53,000	7,319

Financials (20.5%)
Bank of Ningbo Co. Ltd., A Shares(a)	81,915	339,267
China Construction Bank Corp., Class H	187,000	136,347
China Life Insurance Co. Ltd., H Shares	142,000	325,736
China Merchants Bank Co. Ltd., A Shares(a)	133,932	666,478
Industrial & Commercial Bank of China Ltd., Class H	208,000	121,876
Ping An Bank Co. Ltd., A Shares(a)	211,900	404,067
Ping An Insurance Group Co. of China Ltd., A Shares(a)	104,933	1,138,185
		3,131,956
Health Care (9.8%)
Aier Eye Hospital Group Co. Ltd., A Shares(a)	106,615	691,548
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares(a)	60,600	262,859
Hangzhou Tigermed Consulting Co. Ltd., A Shares(a)	25,008	385,268
Hangzhou Tigermed Consulting Co. Ltd., H Shares(b)	700	9,123
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares(a)	3,000	149,040
		1,497,838
Industrials (5.6%)
Centre Testing International Group Co. Ltd., A Shares(a)	15,000	50,195
Guangzhou Baiyun International Airport Co. Ltd., A Shares(a)	17,600	35,785
NARI Technology Co. Ltd., A Shares(a)	46,300	140,954
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)	39,862	387,180
Shanghai M&G Stationery, Inc., A Shares(a)	16,800	157,100
Shenzhen Airport Co. Ltd., A Shares (Stock Connect)(a)	58,101	82,876
		854,090

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen China A Share Equity Fund

Information Technology (12.1%)
Beijing Sinnet Technology Co. Ltd., A Shares(a)	122,200	$457,718
Glodon Co. Ltd., A Shares(a)	21,161	231,711
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(a)	134,150	710,183
Venustech Group,Inc., A Shares(a)	78,700	444,036
		1,843,648
Materials (3.9%)
Anhui Conch Cement Co. Ltd., A Shares(a)	54,300	477,218
Yunnan Energy New Material Co. Ltd., A Shares(a)	10,600	121,063
		598,281
Real Estate (2.7%)
China Vanke Co. Ltd., A Shares(a)	107,473	412,414
		14,619,640
Total Common Stocks		14,619,640

EXCHANGE-TRADED FUNDS (0.3%)
CHINA (0.1%)
Xtrackers Harvest CSI 300 China A Shares ETF(a)	505	17,049

UNITED STATES (0.2%)
KraneShares Bosera MSCI China A Shares ETF(a)	812	31,682
Total Exchange-Traded Funds		48,731

SHORT-TERM INVESTMENT(3.9%)
UNITED STATES (3.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(c)	597,174	597,174
		597,174
Total Short-Term Investment		597,174
Total Investments(Cost $12,546,925) —99.9%		15,265,545
Other Assets in Excess of Liabilities—0.1%		10,602
Net Assets—100.0%		$15,276,147

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.2%)
BRAZIL (3.0%)
Industrials (1.9%)
CCR SA	458,100	$1,313,737
Cosan Logistica SA(a)	196,400	762,024
		2,075,761
Materials (1.1%)
Vale SA, ADR(a)	105,000	1,222,200
		3,297,961
CANADA (2.6%)
Energy (1.2%)
Enbridge, Inc.	40,600	1,299,200

Materials (1.4%)
Barrick Gold Corp.	55,476	1,603,811
		2,903,011
CHINA (1.2%)
Financials (1.2%)
Ping An Insurance Group Co. of China Ltd., H Shares	124,500	1,313,627

FINLAND (1.1%)
Information Technology (1.1%)
Nokia OYJ	261,600	1,255,712

FRANCE (4.5%)
Energy (0.8%)
TOTAL SA, ADR	24,300	915,138

Financials (1.3%)
AXA SA	73,900	1,482,707

Industrials (1.3%)
Alstom SA(a)	25,694	1,431,750

Utilities (1.1%)
Veolia Environnement SA	52,200	1,195,776
		5,025,371
GERMANY (5.0%)
Financials (1.4%)
Deutsche Boerse AG	8,800	1,601,105

Health Care (1.0%)
Bayer AG	16,100	1,069,579

Information Technology (1.1%)
Infineon Technologies AG	46,100	1,175,337

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Dynamic Dividend Fund

Utilities (1.5%)
RWE AG	45,000	$1,696,247
		5,542,268
HONG KONG (1.2%)
Financials (1.2%)
Hong Kong Exchanges& Clearing Ltd.	28,400	1,352,213

INDONESIA (1.3%)
Communication Services (1.3%)
Tower Bersama Infrastructure Tbk PT	16,386,000	1,415,040

JAPAN (3.6%)
Financials (0.9%)
Mitsubishi UFJ Financial Group,Inc.	263,900	988,917

Health Care (1.1%)
Shionogi& Co. Ltd.	20,200	1,201,717

Real Estate (1.6%)
GLP J-REIT	1,100	1,834,722
		4,025,356
LUXEMBOURG (0.9%)
Materials (0.9%)
ArcelorMittal SA(a)	89,900	986,203

MEXICO (0.7%)
Utilities (0.7%)
Infraestructura Energetica Nova SAB de CV	276,700	820,589

NETHERLANDS (3.5%)
Consumer Staples (2.4%)
Heineken NV	15,600	1,511,245
Unilever NV	19,600	1,158,169
		2,669,414
Information Technology (1.1%)
ASML Holding NV	3,300	1,173,274
		3,842,688
NORWAY (1.1%)
Communication Services (1.1%)
Telenor ASA	75,800	1,171,776

SINGAPORE (0.9%)
Financials (0.9%)
Oversea-Chinese Banking Corp. Ltd.	164,800	1,032,267

SOUTH KOREA (1.5%)
Materials (1.5%)
LG Chem Ltd.	3,400	1,628,055

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Dynamic Dividend Fund

SPAIN (1.0%)
Industrials (1.0%)
Ferrovial SA	47,112	$1,153,631

SWEDEN (1.0%)
Consumer Staples (1.0%)
Essity AB, Class B(a)	32,200	1,062,420

SWITZERLAND (5.4%)
Consumer Staples (1.5%)
Nestle SA	14,000	1,664,904

Financials (1.4%)
Zurich Insurance Group AG	4,000	1,479,211

Health Care (2.5%)
Novartis AG	15,000	1,235,508
Roche Holding AG	4,500	1,558,604
		2,794,112
		5,938,227
TAIWAN (1.3%)
Information Technology (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,900	1,491,021

UNITED KINGDOM (8.0%)
Communication Services (1.6%)
Cineworld Group PLC	485,000	243,821
Vodafone Group PLC, ADR	103,300	1,570,160
		1,813,981
Energy (0.7%)
BP PLC, ADR	35,800	789,032

Financials (0.8%)
Standard Chartered PLC	174,500	872,477

Health Care (2.6%)
AstraZeneca PLC, ADR	26,300	1,467,014
Dechra Pharmaceuticals PLC	36,200	1,347,121
		2,814,135
Industrials (0.5%)
Melrose Industries PLC	530,274	585,539

Information Technology (1.8%)
Avast PLC(b)	270,900	2,031,132
		8,906,296
UNITED STATES (47.4%)
Communication Services (2.8%)
Activision Blizzard,Inc.	19,000	1,569,970
Alphabet,Inc., Class C(a)	1,000	1,482,960
		3,052,930

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Dynamic Dividend Fund

Consumer Discretionary (8.7%)
Aptiv PLC	16,800	$1,306,200
Dollar General Corp.	8,600	1,637,440
Las Vegas Sands Corp.	19,700	859,708
Lowe's Cos.,Inc.	13,000	1,935,830
Target Corp.	10,700	1,346,916
TJX Cos.,Inc. (The)	22,800	1,185,372
Whirlpool Corp.	8,600	1,402,832
		9,674,298
Consumer Staples (2.3%)
Kraft Heinz Co. (The)	32,900	1,131,102
Mondelez International,Inc., Class A	26,600	1,476,034
		2,607,136
Energy (2.7%)
EOG Resources,Inc.	22,800	1,068,180
Williams Cos.,Inc. (The)	102,000	1,951,260
		3,019,440
Financials (5.3%)
Bank of America Corp.	44,500	1,107,160
Blackstone Group,Inc. (The), Class A	16,100	857,808
Charles Schwab Corp. (The)	26,600	881,790
Citigroup,Inc.	21,100	1,055,211
Goldman Sachs Group,Inc. (The)	5,700	1,128,372
Huntington Bancshares,Inc.	95,300	883,431
		5,913,772
Health Care (6.0%)
AbbVie,Inc.	17,603	1,670,701
Bristol-Myers Squibb Co.	22,200	1,302,252
Eli Lilly& Co.	6,400	961,856
Medtronic PLC	13,600	1,312,128
UnitedHealth Group,Inc.	4,500	1,362,510
		6,609,447
Industrials (4.4%)
Delta Air Lines,Inc.	24,800	619,256
FedEx Corp.	11,200	1,886,080
Lockheed Martin Corp.	3,100	1,174,807
Norfolk Southern Corp.	6,300	1,210,923
		4,891,066
Information Technology (11.1%)
Apple,Inc.	8,200	3,485,328
Broadcom,Inc.	4,900	1,552,075
Cisco Systems,Inc.	32,600	1,535,460
Intel Corp.	22,800	1,088,244
Microsoft Corp.	11,400	2,337,114
NortonLifeLock,Inc.	54,125	1,160,981
TE Connectivity Ltd.	13,300	1,184,631
		12,343,833

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Dynamic Dividend Fund

Real Estate (1.9%)
Digital Realty Trust,Inc.	7,700	$1,236,158
GEO Group,Inc. (The), REIT	80,000	850,400
		2,086,558
Utilities (2.2%)
FirstEnergy Corp.	31,100	901,900
NextEra Energy,Inc.	5,300	1,487,710
		2,389,610
		52,588,090
Total Common Stocks		106,751,822

PREFERRED STOCKS (1.4%)
SOUTH KOREA (1.4%)
Information Technology (1.4%)
Samsung Electronics Co. Ltd.	38,500	1,608,060
Total Preferred Stocks		1,608,060

SHORT-TERM INVESTMENT (1.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(c)	2,088,194	2,088,194
Total Short-Term Investment		2,088,194
Total Investments(Cost $98,557,422) —99.5%		110,448,076
Other Assets in Excess of Liabilities—0.5%		507,879
Net Assets—100.0%		$110,955,955

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Euro
10/07/2020	Royal Bank of Canada	USD	2,923,448	EUR	2,600,000	$3,066,851	$(143,403)

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.0%)
BRAZIL (5.1%)
Consumer Discretionary (2.1%)
MercadoLibre, Inc.(a)	73,080	$82,187,230

Industrials (1.0%)
WEG SA	3,004,420	38,789,561

Materials (2.0%)
Vale SA, ADR(a)	7,032,920	81,863,189
		202,839,980
CHINA (39.4%)
Communication Services (10.9%)
58.com, Inc., ADR(a)	210,895	11,677,256
Autohome, Inc., ADR	551,740	48,360,011
China Mobile Ltd.	2,667,100	18,205,984
Tencent Holdings Ltd.	5,161,500	354,069,373
		432,312,624
Consumer Discretionary (13.1%)
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	3,151,603	109,820,368
Huazhu Group Ltd., ADR	1,160,521	39,840,686
Meituan Dianping, B Shares(a)	3,632,300	89,886,678
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	7,749,846	79,597,536
New Oriental Education & Technology Group, Inc., ADR(a)	302,804	42,453,121
Prosus(a)	928,838	90,400,969
Shenzhou International Group Holdings Ltd.	3,322,600	39,687,543
Yum China Holdings, Inc.(c)	472,939	24,233,395
		515,920,296
Consumer Staples (2.1%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	348,115	83,724,315

Financials (5.0%)
China Merchants Bank Co. Ltd., H Shares	11,032,000	51,486,177
Ping An Insurance Group Co. of China Ltd., H Shares	14,017,000	147,896,468
		199,382,645
Health Care (1.5%)
Hangzhou Tigermed Consulting Co. Ltd., H Shares(a)	92,000	1,199,013
Wuxi Biologics Cayman, Inc.(a)(d)	2,858,000	59,000,100
		60,199,113
Industrials (2.1%)
China Conch Venture Holdings Ltd.	4,243,500	18,254,261
NARI Technology Co. Ltd., A Shares(b)	6,304,366	19,221,742
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(b)	4,547,389	44,235,629
		81,711,632

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Fund

Information Technology (1.6%)
LONGi Green Energy Technology Co. Ltd., A Shares(b)	7,914,106	$64,636,314

Real Estate (2.1%)
China Resources Land Ltd.	20,010,000	83,399,874

Utilities (1.0%)
China Resources Gas Group Ltd.	7,970,000	39,312,014
		1,560,598,827
HONG KONG (4.9%)
Consumer Staples (1.3%)
Budweiser Brewing Co. APAC Ltd.(d)	13,817,100	50,139,523

Financials (3.6%)
AIA Group Ltd.	6,247,200	56,330,620
Hong Kong Exchanges & Clearing Ltd.	1,795,865	85,506,768
		141,837,388
		191,976,911
INDIA (10.2%)
Consumer Staples (2.0%)
Hindustan Unilever Ltd.	1,272,680	37,544,760
ITC Ltd.	15,503,983	40,184,283
		77,729,043
Financials (5.1%)
Housing Development Finance Corp. Ltd.	3,970,770	94,675,812
Kotak Mahindra Bank Ltd.(a)	3,430,317	62,489,806
SBI Life Insurance Co. Ltd.(d)	3,711,994	45,164,952
		202,330,570
Information Technology (2.0%)
Tata Consultancy Services Ltd.	2,588,785	78,960,934

Materials (1.1%)
UltraTech Cement Ltd.	793,396	43,716,711
		402,737,258
INDONESIA (3.3%)
Consumer Discretionary (0.8%)
Astra International Tbk PT	94,560,000	33,310,039

Financials (2.4%)
Bank Central Asia Tbk PT	29,053,800	62,232,423
Bank Rakyat Indonesia Persero Tbk PT	143,664,900	31,206,194
		93,438,617
Materials (0.1%)
Indocement Tunggal Prakarsa Tbk PT(a)	3,827,819	3,250,287
		129,998,943
MACAU (1.3%)
Consumer Discretionary (1.3%)
Sands China Ltd.	13,600,400	51,855,791

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Fund

MEXICO (2.7%)
Consumer Staples (1.3%)
Fomento Economico Mexicano SAB de CV, ADR	854,501	$52,560,357

Financials (1.0%)
Grupo Financiero Banorte SAB de CV, Class O(a)	10,331,339	37,003,416

Industrials (0.4%)
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	1,664,350	16,677,153
		106,240,926
NETHERLANDS (1.2%)
Information Technology (1.2%)
ASML Holding NV	131,000	46,575,429

PHILIPPINES (2.0%)
Financials (0.6%)
Bank of the Philippine Islands	17,990,194	24,982,821

Real Estate (1.4%)
Ayala Land, Inc.	81,324,400	55,152,459
		80,135,280
RUSSIA (4.3%)
Communication Services (1.5%)
Yandex(a)	1,014,200	58,357,068

Energy (1.9%)
LUKOIL PJSC, ADR	540,048	36,977,086
Novatek PJSC	2,631,345	38,714,654
		75,691,740
Financials (0.9%)
Sberbank of Russia PJSC	12,440,356	37,249,978
		171,298,786
SOUTH AFRICA (2.3%)
Consumer Discretionary (2.3%)
Naspers Ltd., N Shares	490,460	89,239,798

SOUTH KOREA(2.9%)
Information Technology (1.1%)
Samsung SDI Co. Ltd.	128,208	42,921,664

Materials (1.8%)
LG Chem Ltd.	153,394	73,451,127
		116,372,791
TAIWAN (8.3%)
Information Technology (8.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	22,550,017	328,183,871

TURKEY (0.5%)
Consumer Staples (0.5%)
BIM Birlesik Magazalar A.S.	1,794,617	18,321,891

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Fund

UNITED KINGDOM (0.6%)
Materials (0.6%)
Mondi PLC	1,350,500	$24,459,171
Total Common Stocks		3,520,835,653

PREFERRED STOCKS (10.4%)
BRAZIL (2.7%)
Energy (1.1%)
Petroleo Brasileiro SA	10,110,130	43,025,541

Financials (1.6%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	15,524,834	65,514,800
		108,540,341
SOUTH KOREA (7.7%)
Information Technology (7.7%)
Samsung Electronics Co. Ltd.	7,246,851	302,684,993
Total Preferred Stocks		411,225,334

SHORT-TERM INVESTMENT(0.9%)
UNITED STATES (0.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(e)	36,319,857	36,319,857
Total Short-Term Investment		36,319,857
Total Investments (Cost $3,164,527,718) —100.3%		3,968,380,844
Liabilities in Excess of Other Assets—(0.3)%		(12,471,751)
Net Assets—100.0%		$3,955,909,093

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,212,250. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Focused U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.0%)
Communication Services (12.7%)
Alphabet, Inc., Class A(a)	568	$845,155
Comcast Corp., Class A	13,196	564,789
Walt Disney Co.	3,645	426,246
		1,836,190
Consumer Discretionary (9.2%)
Amazon.com, Inc.(a)	285	901,934
TJX Cos., Inc. (The)	8,105	421,379
		1,323,313
Consumer Staples (6.0%)
Alimentation Couche-Tard, Inc., Class B	12,537	435,699
Costco Wholesale Corp.	1,316	428,398
		864,097
Financials (12.5%)
American Express Co.	4,497	419,660
Charles Schwab Corp. (The)	12,269	406,717
Citigroup, Inc.	9,679	484,047
Intercontinental Exchange, Inc.	5,192	502,482
		1,812,906
Health Care (9.8%)
Baxter International, Inc.	4,803	414,883
Boston Scientific Corp.(a)	12,957	499,752
UnitedHealth Group, Inc.	1,663	503,523
		1,418,158
Industrials (9.7%)
CSX Corp.	7,011	500,165
IHS Markit Ltd.	5,388	434,973
Trane Technologies PLC	4,132	462,247
		1,397,385
Information Technology (26.5%)
Adobe, Inc.(a)	996	442,543
Fidelity National Information Services, Inc.	3,480	509,159
Microsoft Corp.	6,034	1,237,030
NICE Ltd., ADR(a)	2,499	512,895
Pegasystems, Inc.	4,206	491,639
Visa, Inc., Class A	3,295	627,368
		3,820,634
Materials (3.9%)
Air Products & Chemicals, Inc.	1,961	562,081

Real Estate (3.7%)
Equinix, Inc., REIT	678	532,555

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Focused U.S. Equity Fund

Utilities (4.0%)
NextEra Energy, Inc.	2,040	$572,628
Total Common Stocks		14,139,947

SHORT-TERM INVESTMENT(2.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(b)	352,819	352,819
Total Short-Term Investment		352,819
Total Investments (Cost $11,697,500) —100.4%		14,492,766
Liabilities in Excess of Other Assets—(0.4)%		(60,200)
Net Assets—100.0%		$14,432,566

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.6%)
AUSTRALIA (2.4%)
Health Care (2.4%)
CSL Ltd.	3,200	$622,409

CHINA (4.7%)
Communication Services (4.7%)
Tencent Holdings Ltd.	17,300	1,186,748

FRANCE (1.9%)
Consumer Discretionary (1.9%)
LVMH Moet Hennessy Louis Vuitton SE	1,100	478,327

HONG KONG (3.4%)
Financials (3.4%)
AIA Group Ltd.	96,700	871,938

INDIA (1.9%)
Financials (1.9%)
Housing Development Finance Corp. Ltd.	20,800	495,938

JAPAN (5.9%)
Health Care (1.0%)
Sysmex Corp.	3,300	253,759

Industrials (0.9%)
FANUC Corp.	1,410	237,899

Information Technology (2.5%)
Keyence Corp.	1,500	632,530

Materials (1.5%)
Shin-Etsu Chemical Co. Ltd.	3,300	386,228
		1,510,416
NETHERLANDS (4.7%)
Consumer Staples (2.6%)
Heineken NV	6,900	668,435

Information Technology (2.1%)
ASML Holding NV	1,500	533,307
		1,201,742
SINGAPORE (2.0%)
Financials (2.0%)
Oversea-Chinese Banking Corp. Ltd.	80,185	502,260

SWEDEN (2.2%)
Industrials (2.2%)
Atlas Copco AB, A Shares	12,400	550,454

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Equity Fund

SWITZERLAND (7.0%)
Consumer Staples (2.8%)
Nestle SA	5,900	$701,638

Health Care (4.2%)
Novartis AG	4,200	345,942
Roche Holding AG	2,100	727,349
		1,073,291
		1,774,929
TAIWAN (3.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,300	891,457

UNITED KINGDOM (10.3%)
Consumer Staples (2.6%)
Diageo PLC	18,300	669,608

Health Care (3.8%)
Abcam PLC	22,700	381,829
AstraZeneca PLC	5,200	574,494
		956,323
Industrials (1.6%)
Experian PLC	11,400	398,203

Materials (2.3%)
Croda International PLC	7,939	592,522
		2,616,656
UNITED STATES (47.7%)
Communication Services (3.0%)
Alphabet, Inc., Class A(a)	520	773,734

Consumer Discretionary (9.7%)
Amazon.com, Inc.(a)	250	791,170
Booking Holdings, Inc.(a)	330	548,503
NIKE, Inc., Class B	5,100	497,811
TJX Cos., Inc. (The)	12,000	623,880
		2,461,364
Consumer Staples (4.3%)
Estee Lauder Cos., Inc. (The), Class A	3,100	612,374
PepsiCo, Inc.	3,550	488,693
		1,101,067
Energy (1.9%)
EOG Resources, Inc.	10,300	482,555

Financials (6.8%)
CME Group, Inc.	4,700	781,046
First Republic Bank	3,700	416,176
Intercontinental Exchange, Inc.	5,400	522,612
		1,719,834

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Global Equity Fund

Health Care (4.2%)
Boston Scientific Corp.(a)	17,300	$667,261
PRA Health Sciences, Inc.(a)	3,900	415,584
		1,082,845
Industrials (2.3%)
Deere & Co.	3,300	581,823

Information Technology (13.8%)
Autodesk, Inc.(a)	3,400	803,862
Fidelity National Information Services, Inc.	3,700	541,347
Microsoft Corp.	5,800	1,189,058
Visa, Inc., Class A	5,100	971,040
		3,505,307
Materials (1.7%)
Linde PLC	1,800	441,198
		12,149,727
Total Common Stocks		24,853,001

PREFERRED STOCKS (1.3%)
BRAZIL (1.3%)
Financials (1.3%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	81,804	345,213
Total Preferred Stocks		345,213

SHORT-TERM INVESTMENT (0.9%)
UNITED STATES (0.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(b)	216,219	216,219
Total Short-Term Investment		216,219
Total Investments (Cost $20,129,518) —99.8%		25,414,433
Other Assets in Excess of Liabilities—0.2%		57,517
Net Assets—100.0%		$25,471,950

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Global Infrastructure Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.7%)
ARGENTINA (1.0%)
Industrials (0.5%)
Corp. America Airports SA(a)(b)	162,400	$444,976

Materials (0.5%)
Loma Negra Cia Industrial Argentina SA, ADR(a)	75,800	385,064
		830,040
BRAZIL (5.0%)
Communication Services (0.9%)
Telefonica Brasil SA, ADR	70,000	706,300

Industrials (4.1%)
CCR SA	486,100	1,394,036
Cosan Logistica SA(a)	500,000	1,939,979
		3,334,015
		4,040,315
CANADA (4.1%)
Energy (2.8%)
Enbridge, Inc.	71,200	2,278,804

Industrials (1.3%)
Canadian Pacific Railway Ltd.	3,700	1,018,166
		3,296,970
CHINA (6.3%)
Communication Services (0.6%)
China Unicom Hong Kong Ltd., ADR	89,800	498,390

Industrials (4.7%)
China Everbright International Ltd.	1,048,333	648,082
China Railway Construction Corp. Ltd., Class H	1,030,000	823,830
COSCO SHIPPING Ports Ltd.	1,789,775	933,478
CRRC Corp. Ltd., Class H	1,468,200	639,048
Zhejiang Expressway Co. Ltd., Class H	956,100	711,005
		3,755,443
Utilities (1.0%)
Beijing Enterprises Water Group Ltd.	1,844,000	783,679
		5,037,512
FRANCE (5.1%)
Industrials (3.5%)
Bouygues SA(a)	29,500	1,042,134
Vinci SA	20,700	1,781,547
		2,823,681

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Infrastructure Fund

Utilities (1.6%)
Veolia Environnement SA	54,600	$1,250,754
		4,074,435
GERMANY (4.2%)
Industrials (1.0%)
Fraport AG Frankfurt Airport Services Worldwide(a)	19,600	766,200

Utilities (3.2%)
RWE AG	69,200	2,608,450
		3,374,650
INDONESIA (5.5%)
Communication Services (4.4%)
Sarana Menara Nusantara Tbk PT	19,915,900	1,552,024
Tower Bersama Infrastructure Tbk PT	23,058,500	1,991,255
		3,543,279
Industrials (1.1%)
Jasa Marga Persero Tbk PT	3,197,500	862,640
		4,405,919
ITALY (5.2%)
Industrials (1.2%)
Atlantia SpA(a)	57,800	926,023

Materials (1.4%)
Buzzi Unicem SpA	48,900	1,112,559

Utilities (2.6%)
Enel SpA	232,100	2,126,158
		4,164,740
JAPAN (1.1%)
Industrials (1.1%)
East Japan Railway Co.	16,000	922,314

LUXEMBOURG (0.7%)
Communication Services (0.7%)
SES SA, ADR	75,800	536,182

MALAYSIA (1.0%)
Industrials (1.0%)
Malaysia Airports Holdings Bhd	624,200	779,829

MEXICO (2.6%)
Industrials (1.0%)
Promotora y Operadora de Infraestructura SAB de CV(a)	111,500	817,350

Utilities (1.6%)
Infraestructura Energetica Nova SAB de CV	432,000	1,281,150
		2,098,500

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Infrastructure Fund

NETHERLANDS (1.2%)
Communication Services (1.2%)
Koninklijke KPN NV	362,700	$955,499

NORWAY (1.7%)
Communication Services (1.7%)
Telenor ASA	89,800	1,388,199

PHILIPPINES (1.7%)
Industrials (1.7%)
International Container Terminal Services, Inc.	675,800	1,326,739

SPAIN (11.6%)
Communication Services (3.0%)
Cellnex Telecom SA(c)	38,300	2,410,387

Industrials (3.6%)
Aena SME SA(a)(c)	5,600	730,157
Ferrovial SA	86,501	2,118,149
		2,848,306
Utilities (5.0%)
Atlantica Sustainable Infrastructure PLC	46,100	1,381,617
EDP Renovaveis SA	162,700	2,660,138
		4,041,755
		9,300,448
UNITED KINGDOM (4.3%)
Communication Services (2.7%)
Vodafone Group PLC	934,100	1,403,811
Vodafone Group PLC, ADR(b)	50,000	760,000
		2,163,811
Utilities (1.6%)
National Grid PLC, ADR(b)	21,800	1,288,598
		3,452,409
UNITED STATES (36.4%)
Communication Services (3.2%)
DISH Network Corp., Class A(a)	23,400	751,374
T-Mobile US, Inc.(a)	16,900	1,814,722
		2,566,096
Consumer Discretionary (1.1%)
TravelCenters of America, Inc.(a)	61,000	852,780

Energy (5.4%)
Kinder Morgan, Inc.	145,100	2,045,910
Williams Cos., Inc. (The)	120,500	2,305,165
		4,351,075
Industrials (7.9%)
Dycom Industries, Inc.(a)	24,600	1,053,618
Kansas City Southern	8,000	1,374,800
Norfolk Southern Corp.	8,700	1,672,227
Union Pacific Corp.	6,000	1,040,100
Waste Connections, Inc.	11,600	1,187,492
		6,328,237

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Infrastructure Fund

Materials (0.5%)
Vulcan Materials Co.	3,400	$399,228

Real Estate (5.9%)
American Tower Corp., REIT	5,600	1,463,784
CoreCivic, Inc., REIT	84,100	749,331
Crown Castle International Corp., REIT	11,900	1,983,730
GEO Group, Inc. (The), REIT	52,000	552,760
		4,749,605
Utilities (12.4%)
American Electric Power Co., Inc.(d)	14,700	1,277,136
Clearway Energy, Inc., Class C	45,000	1,104,300
CMS Energy Corp.	21,800	1,399,124
Evergy, Inc.	27,256	1,767,006
FirstEnergy Corp.	44,800	1,299,200
NextEra Energy, Inc.	5,800	1,628,060
Vistra Corp.	77,000	1,436,820
		9,911,646
		29,158,667
Total Common Stocks		79,143,367

SHORT-TERM INVESTMENT (0.9%)
UNITED STATES (0.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(e)	772,720	772,720
Total Short-Term Investment		772,720
Total Investments (Cost $79,303,207) —99.6%		79,916,087
Other Assets in Excess of Liabilities—0.4%		284,035
Net Assets—100.0%		$80,200,122

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,145,374. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	All or a portion of the security has been designated as collateral for the line of credit.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Global Infrastructure Fund

At July 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Hong Kong Dollar
10/07/2020	HSBC Bank plc	USD	4,383,929	HKD	34,000,000	$4,386,861	$(2,932)

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.1%)
AUSTRALIA (3.3%)
Health Care (3.3%)
CSL Ltd.	36,800	$7,157,698

CANADA (2.2%)
Industrials (2.2%)
Ritchie Bros Auctioneers, Inc.	106,300	4,914,822

CHINA (4.1%)
Communication Services (4.1%)
Tencent Holdings Ltd.	129,300	8,869,741

DENMARK (3.9%)
Health Care (3.9%)
Genmab AS(a)	12,600	4,337,001
Novo Nordisk AS, Class B	63,800	4,186,082
		8,523,083
FRANCE (9.2%)
Consumer Discretionary (4.5%)
Hermes International	4,400	3,567,254
LVMH Moet Hennessy Louis Vuitton SE	14,100	6,131,288
		9,698,542
Consumer Staples (3.2%)
L'Oreal SA	20,600	6,913,934

Industrials (1.5%)
Schneider Electric SE	29,300	3,359,640
		19,972,116
GERMANY (6.8%)
Communication Services (1.2%)
CTS Eventim AG & Co. KGaA(a)	63,900	2,536,543

Financials (3.0%)
Deutsche Boerse AG	35,903	6,532,329

Materials (2.6%)
Linde PLC(a)	23,396	5,694,042
		14,762,914
HONG KONG (3.8%)
Financials (3.8%)
AIA Group Ltd.	910,900	8,213,530

INDIA (2.2%)
Financials (2.2%)
Housing Development Finance Corp. Ltd.	203,600	4,854,473

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen International Equity Fund

ISRAEL (4.7%)
Information Technology (4.7%)
CyberArk Software Ltd.(a)	44,200	$5,208,528
NICE Ltd., ADR(a)	24,300	4,987,332
		10,195,860
JAPAN (12.1%)
Consumer Staples (2.0%)
Ain Holdings, Inc.	68,600	4,365,554

Financials (2.3%)
Japan Exchange Group, Inc.	211,300	5,017,514

Health Care (1.0%)
Sysmex Corp.	27,800	2,137,725

Industrials (2.8%)
FANUC Corp.	14,100	2,378,996
Nihon M&A Center, Inc.	75,700	3,686,059
		6,065,055
Information Technology (2.4%)
Keyence Corp.	12,400	5,228,916

Materials (1.6%)
Shin-Etsu Chemical Co. Ltd.	28,900	3,382,419
		26,197,183
NETHERLANDS (6.1%)
Consumer Staples (2.5%)
Heineken NV	57,000	5,521,856

Information Technology (3.6%)
Adyen NV(a)(b)	2,000	3,338,312
ASML Holding NV	12,300	4,373,113
		7,711,425
		13,233,281
NEW ZEALAND (3.3%)
Health Care (1.5%)
Fisher & Paykel Healthcare Corp. Ltd.	138,000	3,260,445

Industrials (1.8%)
Auckland International Airport Ltd.	898,459	3,829,982
		7,090,427
PHILIPPINES (1.4%)
Real Estate (1.4%)
Ayala Land, Inc.	4,456,600	3,022,370

SINGAPORE (2.0%)
Financials (2.0%)
Oversea-Chinese Banking Corp. Ltd.	682,181	4,273,016

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen International Equity Fund

SWEDEN (2.1%)
Industrials (2.1%)
Atlas Copco AB, A Shares	102,200	$4,536,808

SWITZERLAND (6.8%)
Consumer Staples (3.7%)
Nestle SA	68,000	8,086,676

Health Care (3.1%)
Roche Holding AG	19,100	6,615,409
		14,702,085
TAIWAN (4.7%)
Information Technology (4.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	706,000	10,274,840

UNITED KINGDOM (17.4%)
Consumer Staples (3.6%)
Diageo PLC	216,000	7,903,574

Health Care (6.6%)
Abcam PLC	250,900	4,220,301
AstraZeneca PLC	43,700	4,827,958
Genus PLC	118,300	5,279,433
		14,327,692
Industrials (1.9%)
Experian PLC	115,900	4,048,399

Information Technology (2.5%)
AVEVA Group PLC	101,400	5,472,391

Materials (2.8%)
Croda International PLC	81,149	6,056,502
		37,808,558
Total Common Stocks		208,602,805
PREFERRED STOCKS (1.5%)
BRAZIL (1.5%)
Financials (1.5%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	761,682	3,214,298
Total Preferred Stocks		3,214,298

SHORT-TERM INVESTMENT (1.7%)
UNITED STATES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(c)	3,678,362	3,678,362
Total Short-Term Investment		3,678,362
Total Investments (Cost $171,299,717) —99.3%		215,495,465
Other Assets in Excess of Liabilities—0.7%		1,498,598
Net Assets—100.0%		$216,994,063

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen International Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.5%)
AUSTRALIA (4.9%)
Real Estate (4.9%)
Charter Hall Group	40,239	$299,981
Dexus, REIT	95,954	582,477
GDI Property Group, REIT	368,263	281,340
Lendlease Corp., Ltd.	28,024	227,655
Mirvac Group, REIT	419,210	623,829
		2,015,282
AUSTRIA (1.7%)
Real Estate (1.7%)
CA Immobilien Anlagen AG(a)	21,863	685,250

BRAZIL (1.0%)
Consumer Discretionary (1.0%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	75,635	397,564

CANADA (2.7%)
Real Estate (2.7%)
Allied Properties Real Estate Investment Trust, REIT	18,111	542,336
Canadian Apartment Properties REIT	15,230	552,257
		1,094,593
CHINA (12.0%)
Real Estate (12.0%)
China Overseas Land & Investment Ltd.	89,481	272,663
China Resources Land Ltd.	320,553	1,336,036
CIFI Holdings Group Co., Ltd.	489,901	440,383
Logan Group Co., Ltd.	228,501	395,996
Longfor Group Holdings Ltd.(b)	214,196	1,058,564
Sunac China Holdings Ltd.	208,455	982,919
Times China Holdings Ltd.	217,935	386,174
		4,872,735
FRANCE (0.7%)
Real Estate (0.7%)
Klepierre SA, REIT	16,801	290,972

GERMANY (11.6%)
Real Estate (11.6%)
alstria office REIT-AG(a)	35,952	537,417
Deutsche Wohnen SE	9,329	453,916
Instone Real Estate Group AG(a)(b)	27,130	695,360
TAG Immobilien AG(a)	20,926	550,236
Vonovia SE	38,513	2,489,320
		4,726,249

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen International Real Estate Equity Fund

HONG KONG (11.3%)
Real Estate (11.3%)
CK Asset Holdings Ltd.	250,811	$1,392,670
ESR Cayman Ltd.(a)(b)(c)	216,425	533,708
Link REIT	78,403	608,335
New World Development Co. Ltd.	134,685	657,636
Shimao Property Holdings Ltd.	141,747	601,479
Sun Hung Kai Properties Ltd.	66,826	812,724
		4,606,552
JAPAN (20.4%)
Real Estate (20.4%)
Comforia Residential REIT Inc.	155	485,486
Daiwa Office Investment Corp., REIT	92	482,324
Daiwa Securities Living Investments Corp.	725	733,121
GLP J-REIT	740	1,234,268
Hulic Reit, Inc., REIT	491	577,709
Invesco Office J-Reit, Inc., REIT	3,563	420,357
Japan Excellent, Inc., REIT	588	621,228
LaSalle Logiport REIT	434	790,233
Mitsubishi Estate Co., Ltd.	83,500	1,199,502
Mitsui Fudosan Logistics Park, Inc., REIT	133	725,897
Sankei Real Estate, Inc., REIT	144	121,627
Sumitomo Realty & Development Co., Ltd.	36,400	928,273
		8,320,025
MEXICO (2.5%)
Real Estate (2.5%)
Corp Inmobiliaria Vesta SAB de CV, REIT	293,968	442,108
Macquarie Mexico Real Estate Management SA de CV, REIT(b)	512,993	591,250
		1,033,358
NETHERLANDS (0.5%)
Real Estate (0.5%)
Unibail-Rodamco-Westfield	3,915	205,360

NORWAY (1.5%)
Real Estate (1.5%)
Entra ASA(b)	42,239	596,284

PHILIPPINES (1.1%)
Real Estate (1.1%)
Ayala Land, Inc.	494,092	335,083
Megaworld Corp.(a)	1,804,705	110,419
		445,502
SINGAPORE (5.7%)
Real Estate (5.7%)
AIMS APAC REIT, REIT	512,020	450,357
Ascendas Real Estate Investment Trust	366,900	949,707
Keppel DC REIT	235,100	510,956
Lendlease Global Commercial REIT	883,600	403,904
		2,314,924

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen International Real Estate Equity Fund

SPAIN (2.2%)
Real Estate (2.2%)
Inmobiliaria Colonial Socimi SA, REIT	68,482	$587,012
Merlin Properties Socimi SA	35,782	296,042
		883,054
SWEDEN (4.2%)
Consumer Discretionary (0.8%)
Pandox AB(a)	26,528	334,895

Real Estate (3.4%)
Catena AB	11,830	486,388
Fabege AB	33,457	429,090
Kungsleden AB	57,727	466,912
		1,382,390
		1,717,285
UNITED KINGDOM (7.3%)
Real Estate (7.3%)
Land Securities Group PLC	117,198	882,711
LondonMetric Property PLC, REIT	163,327	493,408
Segro PLC, REIT	127,412	1,613,577
South Asian Real Estate Pvt. Ltd.(a)(c)(d)	2,000,000	3
		2,989,699
UNITED STATES (8.2%)
Real Estate (8.2%)
Alexandria Real Estate Equities, Inc.	3,356	595,857
Digital Realty Trust, Inc.	5,146	826,139
Equinix, Inc., REIT	1,233	968,497
Prologis, Inc., REIT	9,138	963,328
		3,353,821
Total Common Stocks		40,548,509

short-term investment (1.6%)
United states (1.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(e)	664,060	664,060
Total Short-Term Investment		664,060
Total Investments (Cost $52,248,305) —101.1%		41,212,569
Liabilities in Excess of Other Assets—(1.1)%		(465,993)
Net Assets—100.0%		$40,746,576

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.5%)
AUSTRALIA (5.0%)
Consumer Discretionary (2.8%)
ARB Corp. Ltd.	258,900	$3,543,178

Information Technology (2.2%)
Altium Ltd.	115,300	2,693,893
		6,237,071
BRAZIL (5.1%)
Consumer Discretionary (3.4%)
Afya Ltd., Class A(a)	96,300	2,518,245
Arezzo Industria e Comercio SA	173,900	1,758,818
		4,277,063
Health Care (1.7%)
Odontoprev SA	783,300	2,075,166
		6,352,229
CANADA (2.4%)
Industrials (2.4%)
Ritchie Bros Auctioneers, Inc.	64,600	2,986,807

CHILE (3.0%)
Consumer Staples (1.8%)
Embotelladora Andina SA	1,044,400	2,276,253

Real Estate (1.2%)
Parque Arauco SA	838,800	1,434,821
		3,711,074
DENMARK (2.8%)
Information Technology (2.8%)
SimCorp A/S	30,100	3,514,624

FRANCE (3.2%)
Consumer Staples (3.2%)
Interparfums SA(a)	84,190	3,960,936

GERMANY (3.9%)
Communication Services (0.7%)
CTS Eventim AG & Co. KGaA(a)	21,400	849,484

Financials (3.2%)
Hypoport AG(a)	8,600	4,034,677
		4,884,161

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen International Small Cap Fund

HONG KONG (1.9%)
Industrials (1.9%)
Kerry Logistics Network Ltd.	1,482,400	$2,429,819

INDIA (4.0%)
Health Care (4.0%)
Sanofi India Ltd.	20,600	2,141,947
Syngene International Ltd.(b)	438,000	2,848,848
		4,990,795
INDONESIA (3.6%)
Consumer Discretionary (2.2%)
Ace Hardware Indonesia Tbk PT(a)	22,609,900	2,709,362

Real Estate (1.4%)
Pakuwon Jati Tbk PT	62,001,000	1,806,022
		4,515,384
ISRAEL (14.3%)
Consumer Discretionary (3.8%)
Maytronics Ltd.	307,400	4,740,203

Industrials (2.9%)
Kornit Digital Ltd.(a)	68,400	3,665,556

Information Technology (7.6%)
CyberArk Software Ltd.(a)	30,700	3,617,688
NICE Ltd.(a)	11,400	2,341,407
Nova Measuring Instruments Ltd.(a)	67,900	3,490,060
		9,449,155
		17,854,914
ITALY (2.0%)
Consumer Discretionary (2.0%)
Brunello Cucinelli SpA(a)	87,600	2,542,564

JAPAN (9.3%)
Consumer Staples (2.3%)
Ain Holdings, Inc.	44,900	2,857,338

Health Care (2.1%)
Asahi Intecc Co. Ltd.	95,800	2,672,934

Industrials (4.9%)
Nabtesco Corp.	106,500	3,240,127
Nihon M&A Center, Inc.	59,900	2,916,710
		6,156,837
		11,687,109
MEXICO (1.5%)
Industrials (1.5%)
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	189,700	1,900,836

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen International Small Cap Fund

NEW ZEALAND (2.2%)
Industrials (2.2%)
Auckland International Airport Ltd.	644,700	$2,748,250

POLAND (3.0%)
Consumer Staples (3.0%)
Dino Polska SA(a)(b)	67,200	3,720,271

SWITZERLAND (6.6%)
Health Care (3.4%)
Tecan Group AG	10,000	4,193,939

Industrials (3.2%)
VAT Group AG(a)(b)	21,300	4,061,683
		8,255,622
TAIWAN (1.5%)
Information Technology (1.5%)
Globalwafers Co. Ltd.	127,000	1,817,974

THAILAND (2.1%)
Real Estate (2.1%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund(c)	4,709,500	2,644,292

UNITED KINGDOM (18.4%)
Health Care (9.5%)
Abcam PLC	237,000	3,986,494
Dechra Pharmaceuticals PLC	101,200	3,765,985
Genus PLC	93,929	4,191,816
		11,944,295
Industrials (4.4%)
Rotork PLC	636,800	2,309,497
Ultra Electronics Holdings PLC	101,500	3,136,810
		5,446,307
Information Technology (2.2%)
AVEVA Group PLC	50,300	2,714,608

Materials (2.3%)
Croda International PLC	39,380	2,939,100
		23,044,310
VIETNAM (0.7%)
Financials (0.7%)
Vietnam Technological & Commercial Joint Stock Bank(a)	1,196,199	936,504
Total Common Stocks		120,735,546

short-term investment (3.6%)
UNITED STATES (3.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(d)	4,432,762	4,432,762
Total Short-Term Investment		4,432,762

Total Investments (Cost $105,299,580) —100.1%	125,168,308
Liabilities in Excess of Other Assets—(0.1)%	(88,599)
Net Assets—100.0%	$125,079,709

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	As of July 31, 2020, security is a closed-end fund incorporated in Thailand.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Realty Income & Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.5%)
UNITED STATES (100.5%)
Diversified REITs (2.8%)
STORE Capital Corp.	31,211	$739,389
VEREIT, Inc.	125,454	816,705
		1,556,094
Health Care REITs (7.4%)
Medical Properties Trust, Inc.	63,713	1,282,542
Omega Healthcare Investors, Inc.	25,652	830,612
Welltower, Inc.	35,712	1,912,735
		4,025,889
Hotel & Resort REITs (4.0%)
Host Hotels & Resorts, Inc.	66,584	717,776
MGM Growth Properties LLC	42,307	1,156,673
Sunstone Hotel Investors, Inc.	41,769	312,432
		2,186,881
Industrial REITs (19.9%)
Americold Realty Trust	35,079	1,415,438
Duke Realty Corp.	59,023	2,372,134
Prologis, Inc.	51,063	5,383,061
STAG Industrial, Inc.	28,698	935,555
Terreno Realty Corp.	13,613	827,126
		10,933,314
Office REITs (11.9%)
Alexandria Real Estate Equities, Inc.	15,718	2,790,731
Brandywine Realty Trust	54,241	587,430
Cousins Properties, Inc.	22,810	700,723
Douglas Emmett, Inc.	19,823	577,642
Highwoods Properties, Inc.	21,434	821,780
Hudson Pacific Properties, Inc.	19,486	459,285
SL Green Realty Corp.	5,185	241,102
Vornado Realty Trust	9,490	327,595
		6,506,288
Residential REITs (18.4%)
American Homes 4 Rent	36,955	1,071,695
AvalonBay Communities, Inc.	12,021	1,840,656
Equity LifeStyle Properties, Inc.	25,270	1,726,446
Essex Property Trust, Inc.	5,104	1,126,657
Invitation Homes, Inc.	55,107	1,643,291
Mid-America Apartment Communities, Inc.	13,250	1,579,267
Sun Communities, Inc.	7,443	1,115,929
		10,103,941

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Realty Income & Growth Fund

Retail REITs (7.4%)
Brixmor Property Group, Inc.	36,298	417,790

Federal Realty Investment Trust	5,295	$404,009
National Retail Properties, Inc.	21,655	767,670
Realty Income Corp.	28,034	1,683,442
Simon Property Group, Inc.	12,781	796,895
		4,069,806
Specialized REITs (28.7%)
American Tower Corp.	4,294	1,122,409
CoreSite Realty Corp.	5,791	747,329
Digital Realty Trust, Inc.	19,009	3,051,705
Equinix, Inc., REIT	6,732	5,287,851
Extra Space Storage, Inc.	15,417	1,593,193
Gaming and Leisure Properties, Inc.	27,381	991,466
Public Storage	9,978	1,994,403
Sabra Health Care REIT, Inc.	27,876	410,892
SBA Communications Corp.	1,675	521,829
		15,721,077
		55,103,290
Total Common Stocks		55,103,290
Total Investments (Cost $38,667,359) —100.5%		55,103,290
Liabilities in Excess of Other Assets—(0.5)%		(269,333)
Net Assets—100.0%		$54,833,957

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.6%)
Canada (7.9%)
Financials (3.5%)
TMX Group Ltd.	716	$73,190

Industrials (2.0%)
Ritchie Bros Auctioneers, Inc.	882	40,819

Materials (2.4%)
CCL Industries, Inc., Class B	1,538	51,165
		165,174
Israel (5.5%)
INFORMATION TECHNOLOGY (5.5%)
CyberArk Software Ltd.(a)	376	44,308
NICE Ltd., ADR(a)	350	71,834
		116,142
United States (83.2%)
COMMUNICATION SERVICES (2.9%)
Cable One, Inc.	33	60,144

CONSUMER DISCRETIONARY (10.1%)
Burlington Stores, Inc.(a)	321	60,348
Chegg, Inc.(a)	560	45,343
Dunkin' Brands Group, Inc.	725	49,829
Service Corp. International	1,325	57,452
		212,972
CONSUMER STAPLES (2.4%)
BJ's Wholesale Club Holdings, Inc.(a)	1,241	49,702

FINANCIALS (6.7%)
Cboe Global Markets, Inc.	587	51,480
First Republic Bank	336	37,793
SVB Financial Group(a)	231	51,807
		141,080
HEALTH CARE (13.2%)
Globus Medical, Inc., Class A(a)	1,236	59,550
Horizon Therapeutics PLC(a)	1,262	77,222
PRA Health Sciences, Inc.(a)	374	39,853
Teleflex, Inc.	148	55,219
West Pharmaceutical Services, Inc.	173	46,515
		278,359

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

INDUSTRIALS (14.6%)
Allegion PLC	318	$31,628
Casella Waste Systems, Inc., Class A(a)	770	42,666
Kansas City Southern	259	44,509
Mercury Systems, Inc.(a)	676	52,343
Tetra Tech, Inc.	760	67,374
Verisk Analytics, Inc.	361	68,124
		306,644
INFORMATION TECHNOLOGY (22.3%)
Akamai Technologies, Inc.(a)	364	40,928
Blackline, Inc.(a)	356	31,652
Envestnet, Inc.(a)	665	53,998
EPAM Systems, Inc.(a)	222	64,398
Evo Payments, Inc., Class A(a)	1,916	43,474
Itron, Inc.(a)	849	59,056
Marvell Technology Group Ltd.	1,095	39,935
Maxim Integrated Products, Inc.	637	43,373
Paylocity Holding Corp.(a)	258	34,366
Pegasystems, Inc.	484	56,575
		467,755
Materials (2.4%)
Axalta Coating Systems Ltd.(a)	2,283	50,683

REAL ESTATE (5.2%)
Alexandria Real Estate Equities, Inc.	251	44,565
QTS Realty Trust, Inc., Class A, REIT	598	43,026
Terreno Realty Corp., REIT	368	22,360
		109,951
UTILITIES (3.4%)
American Water Works Co., Inc.	310	45,654
FirstEnergy Corp.	900	26,100
		71,754
		1,749,044
Total Common Stocks		2,030,360

short-term investment (3.2%)
United States (3.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(b)	66,509	66,509
Total Short-Term Investment		66,509
Total Investments (Cost $1,619,194) —99.8%		2,096,869
Other Assets in Excess of Liabilities—0.2%		4,063
Net Assets—100.0%		$2,100,932

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.5%)
CANADA (7.6%)
Consumer Staples (2.5%)
Alimentation Couche-Tard, Inc., Class B	286,161	$9,944,973

Financials (3.0%)
TMX Group Ltd.	118,929	12,157,049

Industrials (2.1%)
Ritchie Bros Auctioneers, Inc.	183,688	8,501,081
		30,603,103
Israel (2.6%)
Information Technology (2.6%)
NICE Ltd., ADR(a)	50,861	10,438,712

UNITED STATES (87.3%)
Communication Services (9.9%)
Alphabet, Inc., Class A(a)	13,555	20,169,162
Comcast Corp., Class A	277,228	11,865,359
Walt Disney Co.	66,095	7,729,149
		39,763,670
Consumer Discretionary (10.0%)
Amazon.com, Inc.(a)	7,447	23,567,372
Burlington Stores, Inc.(a)	39,843	7,490,484
Service Corp. International	213,905	9,274,921
		40,332,777
Consumer Staples (2.4%)
BJ's Wholesale Club Holdings, Inc.(a)	243,586	9,755,619

Financials (9.5%)
American Express Co.	73,949	6,900,921
Charles Schwab Corp. (The)	282,342	9,359,637
Citigroup, Inc.	143,941	7,198,489
Glacier Bancorp, Inc.(b)	133,542	4,715,368
Intercontinental Exchange, Inc.	105,640	10,223,839
		38,398,254
Health Care (13.6%)
Baxter International, Inc.	114,898	9,924,889
Boston Scientific Corp.(a)	271,086	10,455,787
Globus Medical, Inc., Class A(a)	200,409	9,655,706
Horizon Therapeutics PLC(a)	156,863	9,598,447
PRA Health Sciences, Inc.(a)	58,498	6,233,547
UnitedHealth Group, Inc.	29,885	9,048,580
		54,916,956

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

Industrials (9.7%)
CSX Corp.	162,389	$11,584,831
IHS Markit Ltd.	127,601	10,301,229
Tetra Tech, Inc.	96,302	8,537,172
Trane Technologies PLC	76,072	8,510,175
		38,933,407
Information Technology (23.0%)
Adobe, Inc.(a)	16,900	7,509,008
Akamai Technologies, Inc.(a)	73,647	8,280,869
Fidelity National Information Services, Inc.	86,420	12,644,110
Microsoft Corp.	163,915	33,604,214
Paylocity Holding Corp.(a)	41,986	5,592,535
Pegasystems, Inc.	96,122	11,235,701
Visa, Inc., Class A	71,750	13,661,200
		92,527,637
MATERIALS (4.2%)
Air Products & Chemicals, Inc.	34,184	9,798,160
Ecolab, Inc.	37,279	6,974,155
		16,772,315
Real Estate (2.0%)
Equinix, Inc., REIT	10,223	8,029,962

Utilities (3.0%)
NextEra Energy, Inc.	42,814	12,017,890
		351,448,487
Total Common Stocks		392,490,302

short-term investment (2.4%)
United States (2.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(c)	9,607,102	9,607,102
Total Short-Term Investment		9,607,102
Total Investments (Cost $302,620,374) —99.9%		402,097,404
Other Assets in Excess of Liabilities—0.1%		367,509
Net Assets—100.0%		$402,464,913

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $370,965. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.3%)
Canada (6.8%)
Consumer Staples (0.8%)
Jamieson Wellness, Inc.	213,850	$6,156,300

Financials (2.7%)
TMX Group Ltd.	195,470	19,981,151

Industrials (3.3%)
Richelieu Hardware Ltd.	520,678	12,905,677
Ritchie Bros Auctioneers, Inc.	259,496	12,009,475
		24,915,152
		51,052,603
India (2.3%)
Information Technology (2.3%)
WNS Holdings Ltd., ADR(a)	263,975	16,883,841

Israel (1.8%)
Information Technology (1.8%)
CyberArk Software Ltd.(a)	116,296	13,704,321

Singapore (1.0%)
Information Technology (1.0%)
Kulicke & Soffa Industries, Inc.	314,438	7,452,181

UNITED STATES (85.4%)
Communication Services (1.9%)
Bandwidth, Inc., Class A(a)	97,878	14,170,777

Consumer Discretionary (8.5%)
Dorman Products, Inc.(a)	182,811	14,944,799
Fox Factory Holding Corp.(a)	176,447	15,703,783
Helen of Troy Ltd.(a)	81,228	15,291,171
LCI Industries	137,551	17,303,916
		63,243,669
Consumer Staples (5.3%)
BJ's Wholesale Club Holdings, Inc.(a)	459,872	18,417,873
J&J Snack Foods Corp.	82,247	10,127,073
WD-40 Co.(b)	57,174	11,237,550
		39,782,496
Financials (9.7%)
AMERISAFE, Inc.	181,058	11,489,940
First Interstate BancSystem, Inc., Class A	519,056	15,109,720
Glacier Bancorp, Inc.(b)	350,399	12,372,589
Hamilton Lane, Inc., Class A	163,795	11,832,551
PRA Group, Inc.(a)	278,706	11,025,609

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

South State Corp.	223,448	$10,649,532
		72,479,941
Health Care (13.5%)
Addus HomeCare Corp.(a)	160,418	15,465,899
AMN Healthcare Services, Inc.(a)	231,816	12,735,971
Emergent BioSolutions, Inc.(a)	130,345	14,499,578
Globus Medical, Inc., Class A(a)	382,854	18,445,906
Heska Corp.(a)	134,818	12,972,188
Integer Holdings Corp.(a)	207,050	13,617,679
US Physical Therapy, Inc.	158,071	13,129,377
		100,866,598
Industrials (20.2%)
ASGN, Inc.(a)	195,081	13,355,245
Casella Waste Systems, Inc., Class A(a)	291,123	16,131,125
Gibraltar Industries, Inc.(a)	420,078	21,726,434
Hub Group, Inc., Class A(a)	372,198	19,689,274
Mercury Systems, Inc.(a)	220,774	17,094,531
RBC Bearings, Inc.(a)	113,935	13,947,923
Saia, Inc.(a)	131,480	15,705,286
SiteOne Landscape Supply, Inc.(a)	115,641	14,805,517
Tetra Tech, Inc.	213,633	18,938,566
		151,393,901
Information Technology (19.0%)
Cabot Microelectronics Corp.	60,331	9,093,088
Envestnet, Inc.(a)	211,008	17,133,850
Evo Payments, Inc., Class A(a)	592,304	13,439,378
Five9, Inc.(a)	96,813	11,696,947
Insight Enterprises, Inc.(a)	146,645	7,308,787
Itron, Inc.(a)	166,923	11,611,164
Lattice Semiconductor Corp.(a)	538,612	16,745,447
Manhattan Associates, Inc.(a)	95,095	9,109,150
Pegasystems, Inc.	99,887	11,675,791
Perficient, Inc.(a)	405,334	15,893,146
Rapid7, Inc.(a)	316,115	18,830,970
		142,537,718
Materials (5.6%)
Kaiser Aluminum Corp.	209,262	12,963,781
Neenah, Inc.	272,152	12,140,701
Quaker Chemical Corp.	88,491	17,167,254
		42,271,736
Utilities (1.7%)
SJW Group	203,700	12,723,102
		639,469,938
Total Common Stocks		728,562,884

Short-term investment (3.1%)
United States (3.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(c)	22,774,182	22,774,182
Total Short-Term Investment		22,774,182
Total Investments (Cost $642,358,670) —100.4%		751,337,066
Liabilities in Excess of Other Assets—(0.4)%		(2,717,245)
Net Assets—100.0%		$748,619,821

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,422,228. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ADR	American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (22.6%)
BAHRAIN (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Oil and Gas Holding Co. BSCC (USD), 7.63%, 11/07/2024 (a)	$200,000	$218,250

BRAZIL (0.4%)
Paper & Forest Products (0.4%)
Suzano Austria GmbH (USD), 7.00%, 03/16/2047 (a)	200,000	226,962

CHILE (0.3%)
Electric Utilities (0.3%)
Empresa Electrica Angamos SA (USD), 4.88%, 05/25/2029 (a)(b)(c)	156,500	166,516

CHINA (1.4%)
Real Estate (1.4%)
Country Garden Holdings Co. Ltd. (USD), 5.13%, 01/17/2025 (a)	450,000	463,157
Longfor Group Holdings Ltd. (USD), 3.95%, 09/16/2029 (a)	230,000	247,540
		710,697
COLOMBIA (0.8%)
Commercial Banks (0.4%)
Bancolombia SA, (fixed rate to 10/18/2022, variable rate thereafter) (USD), 4.88%, 10/18/2027	200,000	195,276

Oil, Gas & Consumable Fuels (0.4%)
Ecopetrol SA (USD), 6.88%, 06/02/1947	157,000	189,185
		384,461
GEORGIA (1.9%)
Energy Equipment & Services (0.9%)
Georgian Oil and Gas Corp. JSC (USD), 6.75%, 04/26/2021 (a)(b)	490,000	485,100

Transportation (1.0%)
Georgian Railway JSC (USD), 7.75%, 07/11/2022 (a)	480,000	490,896
		975,996
INDIA (0.7%)
Commercial Banks (0.7%)
HDFC Bank Ltd. (INR), 8.10%, 03/22/2025 (a)(b)	10,000,000	137,116
State Bank of India (USD), 4.50%, 09/28/2023 (a)	230,000	246,017
		383,133
INDONESIA (2.4%)
Electric Utilities (0.6%)
Perusahaan Listrik Negara PT (USD), 6.25%, 01/25/2049 (a)	240,000	326,400

Oil, Gas & Consumable Fuels (1.2%)
Pertamina Persero PT (USD), 6.00%, 05/03/2042 (a)	490,000	628,635

Sovereign Agency (0.6%)
Lembaga Pembiayaan Ekspor Indonesia (USD), 3.88%, 04/06/2024 (a)	290,000	302,107
		1,257,142

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

KAZAKHSTAN (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Tengizchevroil Finance Co. International Ltd. (USD), 4.00%, 08/15/2026 (a)(c)	$200,000	$213,730
KazMunayGas National Co. JSC (USD), 4.75%, 04/19/2027 (a)	520,000	581,412
		795,142
MEXICO (4.0%)
Commercial Banks (0.4%)
BBVA Bancomer SA., (fixed rate to 09/13/2029, variable rate thereafter) (USD), 5.88%, 09/13/2034 (a)	230,000	225,975

Oil, Gas & Consumable Fuels (3.2%)
Petroleos Mexicanos
(USD), 6.84%, 05/06/1947 (a)	180,000	167,400
(USD), 6.50%, 03/13/2027	800,000	762,000
(USD), 5.95%, 01/28/2031 (a)	80,000	68,800
(USD), 6.50%, 06/02/2041	200,000	160,700
(USD), 6.95%, 01/28/2060 (a)	570,000	470,963
		1,629,863
Real Estate Investment Trust (REIT) Funds (0.4%)
Trust F/1401 (USD), 6.39%, 08/03/1954 (a)	220,000	222,750
		2,078,588
MOROCCO (0.5%)
Chemicals (0.5%)
OCP SA (USD), 6.88%, 04/25/2044 (a)	200,000	248,420

NIGERIA (0.4%)
Engineering & Construction (0.4%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	200,000	203,500

PANAMA (0.4%)
Commercial Banks (0.4%)
Global Bank Corp., (fixed rate to 04/16/2028, variable rate thereafter) (USD), 5.25%, 02/24/1947 (a)	198,000	202,950

PERU (0.4%)
Metals & Mining (0.4%)
Nexa Resources SA (USD), 5.38%, 05/11/1946 (a)	200,000	207,600

REPUBLIC OF IRELAND (0.5%)
Diversified Financial Services (0.5%)
Gtlk Europe Capital DAC (USD), 4.65%, 03/10/2027 (a)	270,000	270,405

RUSSIA (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Gazprom Neft OAO Via GPN Capital SA (USD), 4.38%, 09/19/2022 (a)	250,000	260,730

SAUDI ARABIA (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Saudi Arabian Oil Co. (USD), 4.25%, 04/16/2039 (a)	200,000	240,246

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

SINGAPORE (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Puma International Financing SA (USD), 5.00%, 01/24/2026 (a)	$200,000	$176,513

SOUTH AFRICA (1.4%)
Diversified Telecommunication Services (0.4%)
Liquid Telecommunications Financing PLC (USD), 8.50%, 07/13/2022 (a)	200,000	202,002

Electric Utilities (1.0%)
Eskom Holdings SOC Ltd. (USD), 7.13%, 02/11/2025 (a)	530,000	505,037
		707,039
TUNISIA (1.0%)
Commercial Banks (1.0%)
Banque Centrale de Tunisie International Bond (EUR), 6.38%, 07/15/2026 (a)	469,000	494,064

UKRAINE (0.4%)
Iron/Steel (0.4%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	200,000	195,652

UNITED ARAB EMIRATES (2.3%)
Airlines (0.3%)
Zahidi Ltd. (USD), 4.50%, 03/22/2028 (a)(c)	197,059	178,956

Diversified Financial Services (0.6%)
ICD Sukuk Co. Ltd. (USD), 5.00%, 02/01/2027 (a)	300,000	321,242

Electric Utilities (0.5%)
Abu Dhabi National Energy Co. PJSC (USD), 4.88%, 04/23/2030 (a)	200,000	252,558

Energy Equipment & Services (0.5%)
Abu Dhabi Crude Oil Pipeline LLC (USD), 4.60%, 11/02/2047 (a)(c)	200,000	250,180

Real Estate (0.4%)
MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter) (USD), 5.50%, 09/07/2022 (a)(d)	200,000	191,236
		1,194,172
VENEZUELA (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos de Venezuela SA
(USD), 0.00%, 05/16/2024 (b)	1,140,000	28,500
(USD), 0.00%, 11/15/2026 (b)	525,236	13,131
		41,631
Total Corporate Bonds		11,639,809

GOVERNMENT BONDS (74.2%)
ALBANIA (0.5%)
Albania Government International Bond (EUR), 3.50%, 06/16/2027 (a)	237,000	285,107

ANGOLA (1.0%)
Angolan Government International Bond (USD), 9.50%, 11/12/2025 (a)	580,000	527,748

ARGENTINA (3.2%)
Argentine Republic Government International Bond (USD), 7.50%, 04/22/2026	150,000	64,500

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(USD), 6.88%, 01/26/2027	$623,000	$263,217
(USD), 5.88%, 01/11/2028	1,984,000	833,280
(EUR), 7.82%, 12/31/2033 (c)	275,221	151,789
(USD), 8.28%, 12/31/2033 (c)	65,945	33,467
(USD), 0.00%, 12/15/2035	533,627	587
(USD), 7.63%, 04/22/2046	663,000	281,775
		1,628,615
ARMENIA (1.4%)
Republic of Armenia International Bond
(USD), 7.15%, 03/26/2025 (a)	400,000	454,728
(USD), 3.95%, 09/26/2029 (a)	260,000	256,833
		711,561
BAHAMAS (1.8%)
Bahamas Government International Bond (USD), 6.00%, 11/21/2028 (a)	1,032,000	918,480

BARBADOS (0.2%)
Barbados Government International Bond (USD), 6.50%, 10/01/2029 (a)(c)	127,300	119,942

BELARUS (0.9%)
Republic of Belarus International Bond (USD), 6.20%, 02/28/2030 (a)	220,000	211,776
Republic of Belarus Ministry of Finance (USD), 5.88%, 02/24/2026 (a)	259,000	250,453
		462,229
BELIZE (0.4%)
Belize Government International Bond (USD), 4.94%, 02/20/2034 (a)(b)(c)(e)	440,000	187,000

BENIN (1.0%)
Benin Government International Bond (EUR), 5.75%, 03/26/2026 (a)(c)	450,000	499,598

BRAZIL (2.4%)
Brazil Notas do Tesouro Nacional, Series B (BRL), 6.00%, 08/15/2024 (f)	1,650,000	1,262,634

COLOMBIA (0.9%)
Colombia Government International Bond (COP), 7.00%, 06/30/2032 (a)	1,750,000,000	489,564

DOMINICAN REPUBLIC (2.3%)
Dominican Republic International Bond
(USD), 6.88%, 01/29/2026 (a)	300,000	330,600
(USD), 6.85%, 01/27/2045 (a)	820,000	867,150
		1,197,750
ECUADOR (3.0%)
Ecuador Government International Bond
(USD), 10.75%, 03/28/2022 (a)	420,000	233,100
(USD), 8.75%, 06/02/2023 (a)	910,000	489,125
(USD), 7.88%, 03/27/2025 (a)	290,000	150,075
(USD), 9.65%, 12/13/2026 (a)	670,000	341,700
VRN (USD), 7.88%, 01/23/2028 (a)	400,000	200,000
(USD), 9.50%, 03/27/2030 (a)	290,000	150,075
		1,564,075
EGYPT (4.1%)
Egypt Government International Bond
(USD), 7.60%, 03/01/2029 (a)	820,000	835,805
(EUR), 5.63%, 04/16/2030 (a)	260,000	275,720
(USD), 8.50%, 01/31/2047 (a)	200,000	197,260
(USD), 7.90%, 02/21/2048 (a)	250,000	229,828

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(USD), 8.70%, 03/01/2049 (a)	$600,000	$593,486
		2,132,099
EL SALVADOR (2.7%)
El Salvador Government International Bond
(USD), 9.50%, 07/15/1955 (a)	216,000	219,780
(USD), 5.88%, 01/30/2025 (a)	689,000	622,167
(USD), 8.63%, 02/28/2029 (a)	473,000	467,561
(USD), 8.25%, 04/10/2032 (a)	100,000	94,751
		1,404,259
GHANA (1.2%)
Ghana Government International Bond
(USD), 7.88%, 02/11/2035 (a)(c)	200,000	177,080
(USD), 8.63%, 06/16/2049 (a)(c)	300,000	265,500
(USD), 8.75%, 03/11/2061 (a)(c)	200,000	176,750
		619,330
HONDURAS (0.3%)
Honduras Government International Bond (USD), 5.63%, 06/24/2030 (a)	150,000	157,875

INDONESIA (6.9%)
Indonesia Government International Bond (USD), 6.63%, 02/17/2037 (a)	740,000	1,060,165
Indonesia Treasury Bond
Series FR82 (IDR), 7.00%, 09/15/2030	10,500,000,000	728,527
Series FR75 (IDR), 7.50%, 05/15/2038	3,000,000,000	206,651
Series FR79 (IDR), 8.38%, 04/15/2039	4,800,000,000	358,159
Perusahaan Penerbit SBSN Indonesia III (USD), 4.35%, 09/10/2024 (a)	1,080,000	1,193,400
		3,546,902
IVORY COAST (1.9%)
Ivory Coast Government International Bond
(EUR), 5.25%, 03/22/2030 (a)(c)	580,000	630,468
(EUR), 5.88%, 10/17/2031 (a)(c)	200,000	218,604
(EUR), 6.88%, 10/17/2040 (a)(c)	100,000	109,289
		958,361
KENYA (1.8%)
Kenya Government International Bond
(USD), 7.00%, 05/22/2027 (a)(c)	410,000	403,338
(USD), 8.25%, 02/28/2048 (a)	530,000	518,393
		921,731
MEXICO (2.6%)
Mexican Bonos
Series M20 (MXN), 10.00%, 12/05/2024	5,700,000	306,832
Series M (MXN), 5.75%, 03/05/2026	12,100,000	558,497
Series M30 (MXN), 8.50%, 11/18/2038	5,500,000	298,278
Mexico Government International Bond (USD), 6.05%, 01/11/2040	130,000	168,350
		1,331,957
MONTENEGRO (0.5%)
Montenegro Government International Bond (EUR), 2.55%, 10/03/2029 (a)	247,000	257,029

MOROCCO (0.9%)
Morocco Government International Bond (EUR), 1.50%, 11/27/2031 (a)	410,000	463,173

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

MOZAMBIQUE (0.6%)
Mozambique International Bond (USD), 5.00%, 09/15/2031 (a)(c)	$360,000	$305,770

NIGERIA (1.8%)
Nigeria Government International Bond
(USD), 7.63%, 11/21/2025 (a)	453,000	466,680
(USD), 6.50%, 11/28/2027 (a)	460,000	437,488
		904,168
PANAMA (0.5%)
Panama Government International Bond (USD), 4.50%, 04/01/2056	200,000	270,000

PARAGUAY (1.6%)
Paraguay Government International Bond (USD), 6.10%, 08/11/2044 (a)	600,000	808,500

QATAR (6.7%)
Qatar Government International Bond
(USD), 3.88%, 04/23/2023 (a)	430,000	464,111
(USD), 4.00%, 03/14/2029 (a)	450,000	533,070
(USD), 3.75%, 04/16/2030 (a)	200,000	235,024
(USD), 5.10%, 04/23/2048 (a)	600,000	880,872
(USD), 4.82%, 03/14/2049 (a)	925,000	1,320,523
		3,433,600
ROMANIA (1.1%)
Romanian Government International Bond
(EUR), 2.00%, 01/28/2032 (a)	212,000	238,176
(EUR), 3.50%, 04/03/2034 (a)	250,000	315,470
		553,646
RUSSIA (1.2%)
Russian Federal Bond - OFZ
Series 6228 (RUB), 7.65%, 04/10/2030	30,700,000	467,623
Series 6221 (RUB), 7.70%, 03/23/2033	10,750,000	165,702
		633,325
RWANDA (0.9%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	450,000	454,590

SAUDI ARABIA (2.9%)
Saudi Government International Bond
(USD), 4.50%, 04/17/2030 (a)	370,000	448,625
(USD), 5.00%, 04/17/2049 (a)	770,000	1,053,860
		1,502,485
SENEGAL (0.9%)
Senegal Government International Bond (EUR), 4.75%, 03/13/2028 (a)(c)	400,000	452,493

SERBIA (1.2%)
Serbia International Bond (EUR), 3.13%, 05/15/2027 (a)	490,000	613,992

SOUTH AFRICA (2.0%)
Republic of South Africa Government Bond, Series 2040 (ZAR), 9.00%, 01/31/2040	10,800,000	514,640
Republic of South Africa Government International Bond (USD), 6.25%, 03/08/2041	500,000	491,295
		1,005,935
TUNISIA (1.1%)
Banque Centrale de Tunisie International Bond

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(EUR), 6.75%, 10/31/2023 (a)	$200,000	$221,426
(EUR), 5.63%, 02/17/2024 (a)	317,000	340,516
		561,942
TURKEY (1.2%)
Turkey Government International Bond
(USD), 5.75%, 03/22/2024	410,000	392,435
(USD), 4.88%, 10/09/2026	270,000	240,149
		632,584
UKRAINE (4.3%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2024 (a)	1,300,000	1,343,940
(EUR), 6.75%, 06/20/2026 (a)	430,000	508,443
(USD), 7.75%, 09/01/2026 (a)	110,000	112,482
(USD), 0.00%, 05/31/2040 (a)	270,000	236,790
		2,201,655
UNITED ARAB EMIRATES (2.1%)
Abu Dhabi Government International Bond (USD), 3.13%, 04/16/2030 (a)	287,000	323,228
Finance Department Government of Sharjah (USD), 4.00%, 07/28/2050 (a)	233,000	244,804
Sharjah Sukuk Program Ltd. (USD), 4.23%, 03/14/2028 (a)	445,000	497,376
		1,065,408
URUGUAY (1.6%)
Uruguay Government International Bond
(UYU), 4.38%, 12/15/2028 (c)(f)	7,099,722	178,858
(USD), 4.38%, 01/23/2031	110,000	134,750
(USD), 5.10%, 06/18/2050 (c)	350,000	489,563
		803,171
UZBEKISTAN (0.6%)
Republic of Uzbekistan Bond (USD), 4.75%, 02/20/2024 (a)	300,000	318,765

VENEZUELA (0.0%)
Venezuela Government International Bond (USD), 9.25%, 05/07/2028 (b)(g)	165,000	11,302

Total Government Bonds		38,180,350
WARRANTS (0.0%)
BRAZIL (0.0%)
OAS S.A.(b)(h)(i)	29,231	—

UNITED STATES (0.0%)
CANADACO, Series A(h)(i)	92,841	—

Total Warrants		0

Short-term investment (2.7%)
UNITED STATES (2.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(j)	1,385,105	1,385,105
Total Short-Term Investment		1,385,105
Total Investments (Cost $52,066,214) —99.5%		51,205,264
Other Assets in Excess of Liabilities—0.5%		265,783
Net Assets—100.0%		$51,471,047

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Illiquid security.
(c)	Sinkable security.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(e)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(f)	Inflation linked security.
(g)	Security is in default.
(h)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(i)	Non-Income Producing Security.
(j)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro Currency
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PLC	Public Limited Company
RUB	Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At July 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
10/07/2020	Deutsche Bank AG	EUR	190,000	USD	213,796	$224,109	$10,313
Indian Rupee/United States Dollar
08/19/2020	Barclays Bank plc	INR	42,210,000	USD	553,095	562,352	9,257
Indonesian Rupiah/United States Dollar
08/19/2020	Barclays Bank plc	IDR	5,039,488,000	USD	343,873	342,380	(1,493)
Mexican Peso/United States Dollar
10/07/2020	Barclays Bank plc	MXN	11,148,000	USD	491,577	496,941	5,364
10/07/2020	Deutsche Bank AG	MXN	9,119,000	USD	404,452	406,494	2,042
South African Rand/United States Dollar
10/07/2020	Deutsche Bank AG	ZAR	1,000,000	USD	58,270	58,105	(165)
						$2,090,381	$25,318

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
08/19/2020	Deutsche Bank AG	USD	988,309	BRL	5,833,000	$1,117,465	$(129,156)
United States Dollar/Colombian Peso
08/19/2020	Deutsche Bank AG	USD	480,945	COP	1,758,817,000	$470,640	$10,305
United States Dollar/Euro
10/07/2020	JPMorgan Chase	USD	5,565,996	EUR	4,930,000	5,815,030	(249,034)
10/07/2020	Royal Bank of Canada	USD	80,081	EUR	69,000	81,387	(1,306)
10/07/2020	UBS AG	USD	395,892	EUR	350,000	412,832	(16,940)
United States Dollar/Indonesian Rupiah
08/19/2020	Barclays Bank plc	USD	330,784	IDR	5,039,488,000	342,380	(11,596)
United States Dollar/Mexican Peso
10/07/2020	Deutsche Bank AG	USD	1,545,416	MXN	35,552,000	1,584,790	(39,374)
United States Dollar/South African Rand
10/07/2020	UBS AG	USD	526,156	ZAR	9,074,000	527,251	(1,095)
						$10,351,775	$(438,196)

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (21.8%)
AUSTRALIA (0.6%)
Materials (0.4%)
Newcrest Mining Ltd.	3,906	99,508

Real Estate (0.2%)
Charter Hall Group	771	5,748
Dexus, REIT	1,664	10,101
Goodman Group, REIT	1,814	22,056
		37,905
		137,413
AUSTRIA (0.0%)
Real Estate (0.0%)
CA Immobilien Anlagen AG(a)	229	7,178

BELGIUM (0.1%)
Real Estate (0.1%)
Aedifica SA, REIT	34	3,918
Warehouses De Pauw CVA, REIT	304	9,783
		13,701
BRAZIL (0.4%)
Materials (0.4%)
Wheaton Precious Metals Corp.	1,652	89,753

CANADA (1.6%)
Materials (1.5%)
Agnico-Eagle Mines Ltd.	1,102	87,598
Barrick Gold Corp.	2,712	78,404
Franco-Nevada Corp.	503	80,405
Kirkland Lake Gold Ltd.	1,817	99,208
		345,615
Real Estate (0.1%)
Allied Properties Real Estate Investment Trust, REIT	286	8,564
Canadian Apartment Properties REIT	403	14,613
		23,177
		368,792
CHINA (0.7%)
Communication Services (0.7%)
China Mobile Ltd.	3,000	20,478
HUYA, Inc., ADR(a)	1,903	46,281
NetEase, Inc., ADR	101	46,300
Tencent Holdings Ltd.	700	48,019
		161,078

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

DENMARK (1.0%)
Industrials (0.5%)
Vestas Wind Systems AS	812	104,086

Utilities (0.5%)
Orsted AS(b)	872	124,282
		228,368
FINLAND (0.2%)
Real Estate (0.0%)
Kojamo OYJ	166	4,126

Utilities (0.2%)
Fortum OYJ	2,498	50,701
		54,827
FRANCE (1.5%)
Communication Services (0.2%)
Ubisoft Entertainment SA(a)	612	51,116

Industrials (1.0%)
Alstom SA(a)	1,877	104,592
Schneider Electric SE	973	111,568
		216,160
Real Estate (0.1%)
Gecina SA, REIT	128	16,604

Utilities (0.2%)
Engie SA(a)	3,587	47,783
		331,663
GERMANY (1.1%)
Communication Services (0.1%)
Deutsche Telekom AG	1,487	24,825

Industrials (0.1%)
KION Group AG	312	23,845

Real Estate (0.3%)
alstria office REIT-AG(a)	866	12,945
LEG Immobilien AG(a)	131	18,266
Sirius Real Estate Ltd.	8,824	8,520
Vonovia SE	593	38,329
		78,060
Utilities (0.6%)
RWE AG	3,373	127,143
		253,873
JAPAN (1.8%)
Communication Services (0.4%)
KDDI Corp.	700	22,258
Nintendo Co. Ltd.	100	43,981
NTT DOCOMO, Inc.	800	22,025
		88,264

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Consumer Discretionary (0.3%)
Bandai Namco Holdings, Inc.	600	33,133
Sony Corp.	500	38,848
		71,981
Industrials (0.1%)
Nabtesco Corp.	800	24,339

Information Technology (0.4%)
Anritsu Corp.	1,100	26,524
Capcom Co. Ltd.	1,100	43,231
Omron Corp.	400	28,812
		98,567
Real Estate (0.6%)
Daiwa House REIT Investment Corp., REIT	3	7,800
Daiwa Office Investment Corp., REIT	4	20,971
Daiwa Securities Living Investments Corp.	4	4,045
GLP J-REIT	5	8,340
Invesco Office J-Reit, Inc., REIT	16	1,888
Japan Excellent, Inc., REIT	3	3,169
Japan Real Estate Investment Corp.	3	15,307
LaSalle Logiport REIT	3	5,462
Mitsubishi Estate Co., Ltd.	200	2,873
Mitsui Fudosan Co. Ltd., REIT	1,200	18,761
Nippon Building Fund, Inc., REIT	2	11,182
Nippon Prologis REIT, Inc., REIT	5	17,260
Orix JREIT, Inc.	4	5,160
Sumitomo Realty & Development Co., Ltd.	100	2,550
		124,768
		407,919
JERSEY (0.0%)
Financials (0.0%)
Sanne Group PLC	982	8,097

NETHERLANDS (0.2%)
Information Technology (0.2%)
ASML Holding NV	136	48,353

NORWAY (0.0%)
Real Estate (0.0%)
Entra ASA(b)	450	6,353

REPUBLIC OF IRELAND (0.3%)
Industrials (0.2%)
Kingspan Group PLC	774	55,527

Information Technology (0.1%)
Keywords Studios PLC	766	19,071
		74,598
RUSSIA (0.4%)
Materials (0.4%)
Polymetal International PLC	3,655	90,411

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

SINGAPORE (0.1%)
Real Estate (0.1%)
CapitaLand Commercial Trust, REIT	5,000	5,896
CapitaLand Mall Trust, REIT	7,300	10,090
		15,986
SOUTH KOREA (0.3%)
Communication Services (0.3%)
NCSoft Corp.	59	40,202
SK Telecom Co. Ltd.	128	23,707
		63,909
SPAIN (0.5%)
Real Estate (0.1%)
Inmobiliaria Colonial Socimi SA, REIT	929	7,963
Merlin Properties Socimi SA	1,048	8,671
		16,634
Utilities (0.4%)
Iberdrola SA	180	2,343
Iberdrola SA	7,928	102,471
		104,814
		121,448
SWEDEN (0.3%)
Information Technology (0.1%)
Telefonaktiebolaget LM Ericsson, B Shares	2,531	29,448

Real Estate (0.2%)
Castellum AB	711	15,291
Fabege AB	688	8,824
Hufvudstaden AB	345	4,480
Kungsleden AB	712	5,759
		34,354
		63,802
SWITZERLAND (0.1%)
Communication Services (0.1%)
Swisscom AG	44	23,389

TAIWAN (0.6%)
Industrials (0.1%)
Bizlink Holding, Inc.	4,000	26,705

Information Technology (0.5%)
Advantech Co. Ltd.	2,199	23,143
Chroma ATE, Inc.	5,000	28,097
MediaTek, Inc.	1,000	23,878
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	29,107
		104,225
		130,930

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

THAILAND (0.2%)
Industrials (0.2%)
Delta Electronics Thailand PCL	10,000	36,399

UNITED KINGDOM (1.9%)
Communication Services (0.2%)
4imprint Group PLC	89	2,762
Auto Trader Group PLC(b)	893	6,238
Future PLC	791	14,149
Gamma Communications PLC	893	18,469
Rightmove PLC	490	3,536
Team17 Group PLC(a)	1,459	11,650
		56,804
Consumer Discretionary (0.3%)
Dunelm Group PLC	479	7,686
Games Workshop Group PLC	189	21,693
Greggs PLC	263	4,090
Hollywood Bowl Group PLC	2,725	4,829
JD Sports Fashion PLC	812	6,419
Moneysupermarket.com Group PLC	1,612	6,175
On the Beach Group PLC(b)	523	1,900
Trainline PLC(a)(b)	935	5,029
		57,821
Consumer Staples (0.2%)
Cranswick PLC	309	14,392
Hilton Food Group PLC	1,234	17,775
Hotel Chocolat Group PLC	1,015	3,906
		36,073
Financials (0.2%)
AJ Bell PLC	1,685	9,474
Draper Esprit PLC(a)	928	6,390
Intermediate Capital Group PLC	742	12,988
Liontrust Asset Management PLC	631	10,201
		39,053
Health Care (0.1%)
Abcam PLC	273	4,592
Craneware PLC	175	3,757
Dechra Pharmaceuticals PLC	165	6,140
Genus PLC	220	9,818
		24,307
Industrials (0.3%)
Chemring Group PLC	2,187	6,752
Dart Group PLC	494	4,163
Diploma PLC	125	2,960
GlobalData PLC	705	14,111
James Fisher & Sons PLC	312	4,699
Polypipe Group PLC	1,156	6,096
Rotork PLC	1,251	4,537
RWS Holdings PLC	1,294	10,137
Spirax-Sarco Engineering PLC	45	6,014
Ultra Electronics Holdings PLC	289	8,931
		68,400

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Information Technology (0.4%)
Avast PLC(b)	1,147	8,600
AVEVA Group PLC	281	15,165
Computacenter PLC	657	16,971
DiscoverIE Group PLC	756	5,868
FDM Group Holdings PLC	516	6,248
Kainos Group PLC	1,763	25,355
Midwich Group PLC	523	2,685
Softcat PLC	726	11,969
Spirent Communications PLC	1,853	6,785
		99,646
Materials (0.1%)
Hill & Smith Holdings PLC	709	11,178
Marshalls PLC	1,375	10,662
Victrex PLC	153	3,733
		25,573
Real Estate (0.1%)
Assura PLC, REIT	7,157	7,379
Safestore Holdings PLC, REIT	455	4,574
UNITE Group PLC (The), REIT	628	7,708
Workspace Group PLC, REIT	201	1,620
		21,281
Utilities (0.0%)
Telecom Plus PLC	418	7,348
		436,306
UNITED STATES (7.9%)
Communication Services (0.8%)
Activision Blizzard, Inc.	609	50,322
Cable One, Inc.	12	21,871
Electronic Arts, Inc.(a)	347	49,142
Take-Two Interactive Software, Inc.(a)	309	50,682
		172,017
Financials (0.0%)
Sabra Health Care REIT, Inc., REIT	497	7,326

Industrials (0.3%)
MasTec, Inc.(a)	598	23,788
Proto Labs, Inc.(a)	214	25,706
Rockwell Automation, Inc.	113	24,650
		74,144

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Information Technology (2.0%)
Advanced Micro Devices, Inc.(a)	445	34,456
Amdocs Ltd.	356	22,108
Autodesk, Inc.(a)	104	24,589
Ciena Corp.(a)	429	25,530
Cisco Systems, Inc.	492	23,173
Cognex Corp.	393	26,280
Intel Corp.	364	17,374
IPG Photonics Corp.(a)	146	26,135
Keysight Technologies, Inc.(a)	229	22,875
Microsoft Corp.	244	50,022
MKS Instruments, Inc.	215	27,400
NVIDIA Corp.	101	42,884
QUALCOMM, Inc.	281	29,676
Skyworks Solutions, Inc.	195	28,388
Teradyne, Inc.	286	25,442
Zebra Technologies Corp., Class A(a)	92	25,829
		452,161
Materials (0.7%)
Newmont Corp.	1,108	76,673
Royal Gold, Inc.	562	78,641
		155,314
Real Estate (3.7%)
Alexandria Real Estate Equities, Inc.	192	34,090
American Homes 4 Rent, REIT	462	13,398
American Tower Corp., REIT	179	46,789
Americold Realty Trust, REIT	584	23,564
Apartment Investment & Management Co., Class A, REIT	218	8,463
AvalonBay Communities, Inc.	137	20,977
Boston Properties, Inc., REIT	167	14,878
Digital Realty Trust, Inc.	309	49,607
Douglas Emmett, Inc., REIT	228	6,644
Duke Realty Corp.	813	32,674
Equinix, Inc., REIT	123	96,614
Equity LifeStyle Properties, Inc.	403	27,533
Essex Property Trust, Inc., REIT	71	15,673
Extra Space Storage, Inc., REIT	166	17,154
Gaming and Leisure Properties, Inc., REIT	443	16,041
Highwoods Properties, Inc., REIT	379	14,531
Host Hotels & Resorts, Inc., REIT	854	9,206
Hudson Pacific Properties, Inc., REIT	282	6,647
Invitation Homes, Inc., REIT	1,275	38,021
MGM Growth Properties LLC	647	17,689
Mid-America Apartment Communities, Inc., REIT	195	23,242
Omega Healthcare Investors, Inc., REIT	455	14,733
Prologis, Inc., REIT	1,344	141,684
Realty Income Corp., REIT	539	32,367
SITE Centers Corp., REIT	395	2,895
STORE Capital Corp., REIT	395	9,358
Sun Communities, Inc., REIT	179	26,837
UDR, Inc., REIT	470	17,014
VEREIT, Inc., REIT	2,727	17,753
Vornado Realty Trust, REIT	428	14,775
Welltower, Inc.	763	40,866
		851,717
Utilities (0.4%)
NextEra Energy, Inc.	297	83,368
		1,796,047
Total Common Stocks		4,970,593

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

U.S. TREASURIES (2.4%)
UNITED STATES (2.4%)
U.S. Treasury Inflation Indexed Bond
(USD), 3.38%, 04/15/2032 (c)	18,200	27,798
(USD), 0.75%, 02/15/2042	49,813	63,640
(USD), 0.63%, 02/15/2043	48,845	61,277
(USD), 1.38%, 02/15/2044	62,377	90,616
(USD), 0.75%, 02/15/2045	78,830	102,852
(USD), 1.00%, 02/15/2046	42,201	58,437
(USD), 0.88%, 02/15/2047	38,025	51,990
(USD), 1.00%, 02/15/2048	54,274	76,999
(USD), 0.25%, 02/15/2050	6,981	8,518
		542,127
Total U.S. Treasuries		542,127
Total Purchased Options (see detail below)		69,210

SHORT-TERM INVESTMENT (80.3%)
CERTIFICATES OF DEPOSIT (22.8%)
CANADA (3.4%)
Bank of Montreal (USD), 0.01%, 08/03/2020	782,217	782,217

FRANCE (11.8%)
BNP Paribas (USD), 0.03%, 08/03/2020	938,894	938,894
Credit Agricole SA (USD), 0.02%, 08/03/2020	813,979	813,979
Societe Generale SA (USD), 0.08%, 08/03/2020	935,018	935,018
		2,687,891
NETHERLANDS (7.6%)
ING Bank NV (USD), 0.01%, 08/03/2020	783,565	783,565
Rabobank Nederland NV (USD), 0.03%, 08/03/2020	938,004	938,004
		1,721,569
Total Certificates of Deposit		5,191,677

COMMERCIAL PAPER (4.4%)
FRANCE (2.2%)
Agence Centrale des Organismes de Securite Sociale (USD), 0.15%, 08/06/2020	500,000	499,990

GERMANY (2.2%)
Deutsche Bahn AG (USD), 0.18%, 08/24/2020	500,000	499,942
Total Commercial Paper		999,932

MONEY MARKET FUNDS (22.4%)
UNITED STATES (22.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(d)	5,090,806	5,090,806
Total Money Market Funds		5,090,806

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

U.S. TREASURIES (30.7%)
U.S. Treasury Bill
(USD), 0.09%, 08/04/2020 (e)	1,000,000	999,998
(USD), 0.10%, 08/11/2020 (e)	1,000,000	999,981
(USD), 0.14%, 09/03/2020 (c)(e)	1,500,000	1,499,880
(USD), 0.27%, 10/29/2020 (e)	1,500,000	1,499,660
(USD), 0.15%, 11/27/2020 (c)(e)	1,000,000	999,686
(USD), 0.09%, 12/10/2020 (e)	1,000,000	999,620
		6,998,825
Total U.S. Treasuries		6,998,825
Total Short-Term Investment		18,281,240
Total Investments (Cost $23,404,764) —104.8%		23,863,170
Liabilities in Excess of Other Assets—(4.8)%		(1,097,079)
Net Assets—100.0%		$22,766,091

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	All or a portion of the security has been designated as collateral for swap contracts.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.
(e)	The rate shown is the discount yield at the time of purchase.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLC	Public Limited Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At July 31, 2020, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Australian 10 Year Bond Futures	27	09/15/2020	$2,849,847	$2,882,980	$33,133
Euro STOXX 50 Future	12	09/18/2020	482,458	449,930	(32,528)
S&P 500 (E-Mini) Future	5	09/18/2020	815,885	815,875	(10)
TOPIX Index Future	3	09/10/2020	448,358	424,118	(24,240)
United States Treasury Note 6%–10 year	19	09/21/2020	2,633,929	2,661,484	27,555
United States Treasury Note 6%–Ultra Long	24	09/21/2020	3,801,789	3,822,000	20,211
					$24,121
Short Contract Positions
Long Gilt Futures	(22)	09/28/2020	$(3,977,844)	$(3,989,963)	$(12,119)
United States Treasury Long Bond Future	(5)	09/21/2020	(886,985)	(911,406)	(24,421)
					$(36,540)
					$(12,419)

At July 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
08/13/2020	JPMorgan Chase Bank	AUD	40,696	USD	27,773	$29,076	$1,303
08/13/2020	Royal Bank of Canada	AUD	3,764	USD	2,591	2,689	98
09/17/2020	JPMorgan Chase Bank	AUD	110,000	USD	76,989	78,601	1,612
British Pound/United States Dollar
08/13/2020	Barclays Bank plc	GBP	60,734	USD	75,205	79,504	4,299
08/13/2020	Citibank N.A.	GBP	1,635,801	USD	2,116,178	2,141,351	25,173
08/20/2020	Barclays Bank plc	GBP	46,000	USD	56,281	60,219	3,938
Canadian Dollar/United States Dollar
08/13/2020	Goldman Sachs & Co.	CAD	2,393	USD	1,762	1,787	25
08/13/2020	Royal Bank of Canada	CAD	111,458	USD	82,715	83,214	499
10/14/2020	Goldman Sachs & Co.	CAD	76,875	USD	56,589	57,404	815
10/14/2020	JPMorgan Chase Bank	CAD	33,750	USD	24,847	25,202	355
10/14/2020	Royal Bank of Canada	CAD	39,375	USD	28,991	29,402	411
Danish Krone/United States Dollar
08/13/2020	HSBC Bank plc	DKK	169,845	USD	25,774	26,872	1,098
08/13/2020	JPMorgan Chase Bank	DKK	447,584	USD	69,298	70,816	1,518
Euro/United States Dollar
08/07/2020	JPMorgan Chase Bank	EUR	46,441	USD	52,908	54,708	1,800
08/13/2020	Barclays Bank plc	EUR	143,510	USD	160,461	169,077	8,616
08/13/2020	HSBC Bank plc	EUR	7,996	USD	8,986	9,421	435
08/13/2020	JPMorgan Chase Bank	EUR	761,316	USD	876,395	896,944	20,549
08/13/2020	Royal Bank of Canada	EUR	68,318	USD	74,034	80,489	6,455
08/19/2020	JPMorgan Chase Bank	EUR	23,900	USD	27,049	28,161	1,112

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

09/17/2020	Barclays Bank plc	EUR	60,000	USD	68,303	70,741	2,438
09/17/2020	Goldman Sachs & Co.	EUR	77,000	USD	86,967	90,784	3,817
09/17/2020	Royal Bank of Canada	EUR	66,000	USD	78,504	77,815	(689)
11/13/2020	HSBC Bank plc	EUR	96,000	USD	114,039	113,323	(716)
Hong Kong Dollar/United States Dollar
08/13/2020	HSBC Bank plc	HKD	1,557,132	USD	200,895	200,920	25
08/20/2020	HSBC Bank plc	HKD	60,000	USD	7,732	7,742	10
Indian Rupee/United States Dollar
08/13/2020	Goldman Sachs & Co.	INR	5,803,875	USD	75,773	77,370	1,597
08/13/2020	HSBC Bank plc	INR	7,379,625	USD	96,461	98,375	1,914
08/13/2020	JPMorgan Chase Bank	INR	3,316,500	USD	43,273	44,211	938
Japanese Yen/United States Dollar
08/13/2020	Barclays Bank plc	JPY	13,882,722	USD	129,818	131,162	1,344
08/13/2020	JPMorgan Chase Bank	JPY	853,793	USD	7,992	8,067	75
08/20/2020	HSBC Bank plc	JPY	6,200,000	USD	57,489	58,582	1,093
10/14/2020	Goldman Sachs & Co.	JPY	3,123,750	USD	29,112	29,537	425
10/14/2020	JPMorgan Chase Bank	JPY	8,776,250	USD	81,800	82,984	1,184
10/14/2020	Royal Bank of Canada	JPY	28,700,000	USD	267,268	271,374	4,106
10/16/2020	Royal Bank of Canada	JPY	133,000,000	USD	1,241,731	1,257,614	15,883
Mexican Peso/United States Dollar
08/13/2020	Citibank N.A.	MXN	876,332	USD	39,013	39,333	320
New Russian Ruble/United States Dollar
08/13/2020	Goldman Sachs & Co.	RUB	10,720,000	USD	144,902	144,265	(637)
08/13/2020	HSBC Bank plc	RUB	5,280,000	USD	70,650	71,056	406
New Taiwan Dollar/United States Dollar
08/13/2020	Barclays Bank plc	TWD	766,815	USD	25,796	26,135	339
08/13/2020	Citibank N.A.	TWD	2,300,445	USD	77,807	78,406	599
08/13/2020	Goldman Sachs & Co.	TWD	1,314,540	USD	44,356	44,803	447
08/13/2020	HSBC Bank plc	TWD	2,158,200	USD	73,134	73,557	423
New Zealand Dollar/United States Dollar
10/14/2020	Goldman Sachs & Co.	NZD	171,000	USD	110,307	113,408	3,101
Norwegian Krone/United States Dollar
08/13/2020	Citibank N.A.	NOK	506,153	USD	55,283	55,614	331
08/13/2020	Goldman Sachs & Co.	NOK	4,465	USD	467	491	24
10/14/2020	JPMorgan Chase Bank	NOK	2,110,000	USD	232,712	231,908	(804)
Polish Zloty/United States Dollar
08/13/2020	Barclays Bank plc	PLN	179,009	USD	46,431	47,802	1,371
Singapore Dollar/United States Dollar
08/13/2020	HSBC Bank plc	SGD	1,971	USD	1,414	1,435	21
South African Rand/United States Dollar
08/13/2020	Barclays Bank plc	ZAR	3,348,664	USD	198,748	195,717	(3,031)
08/13/2020	Goldman Sachs & Co.	ZAR	4,139,475	USD	245,682	241,938	(3,744)
08/13/2020	HSBC Bank plc	ZAR	3,172,037	USD	186,208	185,394	(814)
08/13/2020	JPMorgan Chase Bank	ZAR	3,263,291	USD	193,068	190,728	(2,340)
10/21/2020	Barclays Bank plc	ZAR	263,516	USD	15,678	15,291	(387)
10/21/2020	HSBC Bank plc	ZAR	790,547	USD	46,982	45,872	(1,110)
South Korean Won/United States Dollar
08/13/2020	Barclays Bank plc	KRW	22,445,000	USD	18,251	18,801	550
08/13/2020	Citibank N.A.	KRW	31,423,000	USD	25,489	26,321	832
08/13/2020	Goldman Sachs & Co.	KRW	49,379,000	USD	40,102	41,362	1,260
08/13/2020	HSBC Bank plc	KRW	164,753,000	USD	134,135	138,004	3,869
08/20/2020	Barclays Bank plc	KRW	170,000,000	USD	141,666	142,373	707

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

08/20/2020	Citibank N.A.	KRW	46,000,000	USD	37,675	38,525	850
08/20/2020	JPMorgan Chase Bank	KRW	33,000,000	USD	27,263	27,637	374
Swedish Krona/United States Dollar
08/13/2020	Goldman Sachs & Co.	SEK	277,345	USD	31,041	31,591	550
09/17/2020	Goldman Sachs & Co.	SEK	130,000	USD	14,174	14,814	640
11/13/2020	Goldman Sachs & Co.	SEK	988,000	USD	113,991	112,646	(1,345)
Swiss Franc/United States Dollar
08/13/2020	Barclays Bank plc	CHF	193,648	USD	207,520	211,797	4,277
11/13/2020	Barclays Bank plc	CHF	104,000	USD	114,799	114,048	(751)
Thai Baht/United States Dollar
08/13/2020	Goldman Sachs & Co.	THB	1,174,175	USD	36,615	37,654	1,039
08/13/2020	HSBC Bank plc	THB	5,835,825	USD	182,019	187,144	5,125
						$9,491,408	$126,047

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
08/13/2020	JPMorgan Chase Bank	USD	128,845	AUD	197,556	$141,146	$(12,301)
08/13/2020	Royal Bank of Canada	USD	25,709	AUD	39,267	28,054	(2,345)
09/17/2020	Goldman Sachs & Co.	USD	75,815	AUD	110,000	78,601	(2,786)
09/17/2020	JPMorgan Chase Bank	USD	19,599	AUD	28,000	20,007	(408)
10/14/2020	Citibank N.A.	USD	49,754	AUD	72,225	51,613	(1,859)
10/14/2020	JPMorgan Chase Bank	USD	171,350	AUD	248,775	177,777	(6,427)
United States Dollar/Brazilian Real
08/13/2020	Citibank N.A.	USD	88,480	BRL	528,000	101,178	(12,698)
08/13/2020	Goldman Sachs & Co.	USD	92,153	BRL	536,000	102,712	(10,559)
08/13/2020	JPMorgan Chase Bank	USD	91,111	BRL	536,000	102,712	(11,601)
United States Dollar/British Pound
08/13/2020	Barclays Bank plc	USD	114,571	GBP	93,203	122,007	(7,436)
08/13/2020	Citibank N.A.	USD	166,568	GBP	132,473	173,414	(6,846)
08/13/2020	HSBC Bank plc	USD	32,934	GBP	27,099	35,475	(2,541)
08/13/2020	JPMorgan Chase Bank	USD	47,007	GBP	37,970	49,705	(2,698)
08/13/2020	Royal Bank of Canada	USD	2,246,811	GBP	1,776,763	2,325,877	(79,066)
08/20/2020	Goldman Sachs & Co.	USD	32,289	GBP	26,000	34,037	(1,748)
08/20/2020	JPMorgan Chase Bank	USD	91,570	GBP	74,000	96,873	(5,303)
10/14/2020	JPMorgan Chase Bank	USD	221,940	GBP	179,000	234,393	(12,453)
United States Dollar/Canadian Dollar
08/13/2020	Citibank N.A.	USD	14,634	CAD	20,624	15,398	(764)
08/13/2020	Royal Bank of Canada	USD	90,419	CAD	125,430	93,646	(3,227)
10/14/2020	Barclays Bank plc	USD	111,711	CAD	150,000	112,008	(297)
United States Dollar/Chinese Renminbi
08/20/2020	HSBC Bank plc	USD	75,736	CNY	540,000	77,248	(1,512)
United States Dollar/Colombian Peso
08/13/2020	Citibank N.A.	USD	87,867	COP	349,800,000	93,647	(5,780)
08/13/2020	Goldman Sachs & Co.	USD	158,647	COP	621,425,000	166,365	(7,718)
08/13/2020	Royal Bank of Canada	USD	22,408	COP	88,775,000	23,766	(1,358)
United States Dollar/Danish Krone
08/13/2020	Goldman Sachs & Co.	USD	60,261	DKK	393,231	62,216	(1,955)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

08/13/2020	HSBC Bank plc	USD	7,204	DKK	48,275	7,638	(434)
08/13/2020	JPMorgan Chase Bank	USD	230,594	DKK	1,576,947	249,500	(18,906)
United States Dollar/Euro
08/13/2020	Barclays Bank plc	USD	9,814	EUR	8,972	10,571	(757)
08/13/2020	Citibank N.A.	USD	1,517,323	EUR	1,388,101	1,635,391	(118,068)
08/13/2020	HSBC Bank plc	USD	167,827	EUR	150,285	177,058	(9,231)
08/13/2020	JPMorgan Chase Bank	USD	129,619	EUR	115,775	136,400	(6,781)
08/13/2020	Royal Bank of Canada	USD	65,082	EUR	56,984	67,135	(2,053)
09/17/2020	Goldman Sachs & Co.	USD	135,177	EUR	120,000	141,482	(6,305)
09/17/2020	JPMorgan Chase Bank	USD	178,457	EUR	156,000	183,927	(5,470)
United States Dollar/Hong Kong Dollar
08/13/2020	Goldman Sachs & Co.	USD	61,422	HKD	477,456	61,607	(185)
08/13/2020	HSBC Bank plc	USD	191,077	HKD	1,482,692	191,315	(238)
08/20/2020	Goldman Sachs & Co.	USD	55,466	HKD	430,000	55,484	(18)
United States Dollar/Indonesian Rupiah
08/13/2020	Citibank N.A.	USD	89,359	IDR	1,360,100,000	92,513	(3,154)
08/13/2020	Goldman Sachs & Co.	USD	89,439	IDR	1,360,100,000	92,513	(3,074)
08/13/2020	HSBC Bank plc	USD	87,511	IDR	1,339,800,000	91,132	(3,621)
United States Dollar/Japanese Yen
08/13/2020	Barclays Bank plc	USD	6,598	JPY	705,531	6,666	(68)
08/13/2020	Citibank N.A.	USD	178,638	JPY	19,170,821	181,124	(2,486)
08/13/2020	JPMorgan Chase Bank	USD	330,621	JPY	35,425,334	334,695	(4,074)
08/13/2020	Royal Bank of Canada	USD	9,979	JPY	1,070,278	10,112	(133)
08/20/2020	JPMorgan Chase Bank	USD	57,812	JPY	6,200,000	58,582	(770)
10/14/2020	HSBC Bank plc	USD	113,824	JPY	11,900,000	112,521	1,303
United States Dollar/Mexican Peso
08/13/2020	Barclays Bank plc	USD	1,877	MXN	41,986	1,884	(7)
08/13/2020	HSBC Bank plc	USD	34,652	MXN	834,639	37,462	(2,810)
United States Dollar/New Taiwan Dollar
08/13/2020	Barclays Bank plc	USD	48,374	TWD	1,419,785	48,390	(16)
08/13/2020	Goldman Sachs & Co.	USD	42,404	TWD	1,262,646	43,034	(630)
08/13/2020	Royal Bank of Canada	USD	23,437	TWD	689,138	23,488	(51)
United States Dollar/New Zealand Dollar
10/14/2020	JPMorgan Chase Bank	USD	113,983	NZD	171,000	113,408	575
11/13/2020	JPMorgan Chase Bank	USD	227,290	NZD	341,000	226,141	1,149
United States Dollar/Norwegian Krone
08/13/2020	HSBC Bank plc	USD	60,809	NOK	626,059	68,789	(7,980)
10/14/2020	Goldman Sachs & Co.	USD	219,362	NOK	2,110,000	231,908	(12,546)
United States Dollar/Polish Zloty
08/13/2020	HSBC Bank plc	USD	41,463	PLN	163,046	43,539	(2,076)
08/13/2020	Royal Bank of Canada	USD	4,189	PLN	15,929	4,254	(65)
United States Dollar/Singapore Dollar
08/13/2020	JPMorgan Chase Bank	USD	28,372	SGD	39,979	29,098	(726)
United States Dollar/South African Rand
08/13/2020	Barclays Bank plc	USD	854,129	ZAR	15,602,178	911,892	(57,763)
08/13/2020	Goldman Sachs & Co.	USD	45,061	ZAR	839,175	49,047	(3,986)
08/13/2020	HSBC Bank plc	USD	133,890	ZAR	2,492,475	145,676	(11,786)
10/21/2020	Barclays Bank plc	USD	61,975	ZAR	1,054,063	61,163	812
United States Dollar/South Korean Won
08/13/2020	HSBC Bank plc	USD	59,259	KRW	73,595,604	61,647	(2,388)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

08/20/2020	Goldman Sachs & Co.	USD	167,767	KRW	204,000,000	170,848	(3,081)
United States Dollar/Swedish Krona
08/13/2020	JPMorgan Chase Bank	USD	73,977	SEK	723,430	82,403	(8,426)
09/17/2020	Citibank N.A.	USD	14,601	SEK	130,000	14,814	(213)
United States Dollar/Swiss Franc
08/13/2020	Goldman Sachs & Co.	USD	203,989	CHF	197,530	216,043	(12,054)
						$11,002,169	$(510,277)

At July 31, 2020, the Fund's open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro / Japanese Yen
08/07/2020	Goldman Sachs & Co.	EUR	368,898	JPY	44,700,000	$411,930	$424,206	$12,276
08/07/2020	Barclays Bank plc	EUR	389,328	JPY	47,700,000	443,075	451,077	8,002
Euro / Swiss Franc
08/19/2020	JPMorgan Chase Bank N.A.	EUR	976,416	CHF	1,060,000	1,102,520	1,093,478	(9,042)
Japanese Yen / Euro
08/07/2020	JPMorgan Chase Bank N.A.	JPY	92,400,000	EUR	804,666	869,361	794,375	(74,986)
Swiss Franc / Euro
08/19/2020	JPMorgan Chase Bank N.A.	CHF	1,060,000	EUR	1,000,316	1,098,787	1,079,668	(19,119)
							$3,842,804	$(82,869)

* Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2020, the Fund held the following centrally cleared credit default swaps:

Expiration Date	Notional Amount	Credit Index	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
Buy Protection:

06/20/2025	935,750	CDX.EM	Equal to 1.00%	Quarterly	$35,371	$38,569	$3,198
06/20/2025	935,750	CDX.EM	Equal to 1.00%	Quarterly	37,570	38,569	998
06/20/2025	1,850,000	CDX.NA.IG	Equal to 1.00%	Quarterly	(27,451)	(29,086)	(1,635)

					$45,490	$48,052	$2,561

Sell Protection:

06/20/2025	595,020	CDX.NA.HY	Equal to 5.00%	Quarterly	$(33,500)	$18,786	$52,285
06/20/2025	596,900	CDX.NA.HY	Equal to 5.00%	Quarterly	(586)	18,845	19,432
06/20/2025	596,900	CDX.NA.HY	Equal to 5.00%	Quarterly	20	18,845	18,825

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

06/20/2025	1,137,400	CDX.NA.HY	Equal to 5.00%	Quarterly	11,124	35,909	24,786
06/20/2025	509,245	CDX.NA.HY	Equal to 5.00%	Quarterly	9,267	16,078	6,810
06/20/2025	509,245	CDX.NA.HY	Equal to 5.00%	Quarterly	9,141	16,078	6,937
06/20/2025	1,952,380	CDX.NA.HY	Equal to 5.00%	Quarterly	(168,686)	61,640	230,325
06/20/2025	748,240	CDX.NA.HY	Equal to 5.00%	Quarterly	(36,102)	23,623	59,726
06/20/2025	385,500	CDX.NA.IG	Equal to 1.00%	Quarterly	1,608	6,061	4,452
06/20/2025	385,500	CDX.NA.IG	Equal to 1.00%	Quarterly	1,576	6,061	4,485
06/20/2025	1,600,000	CDX.NA.IG	Equal to 1.00%	Quarterly	(3,995)	25,155	29,151
06/20/2025	642,000	CDX.NA.IG	Equal to 1.00%	Quarterly	5,623	10,094	4,470
06/20/2025	642,000	CDX.NA.IG	Equal to 1.00%	Quarterly	6,084	10,094	4,010
06/20/2025	856,000	CDX.NA.IG	Equal to 1.00%	Quarterly	7,230	13,458	6,228
06/20/2025	694,000	CDX.NA.IG	Equal to 1.00%	Quarterly	4,502	10,911	6,410
06/20/2025	242,500	iTraxx Europe Crossover	Equal to 5.00%	Quarterly	(1,707)	16,929	18,636
06/20/2025	242,500	iTraxx Europe Crossover	Equal to 5.00%	Quarterly	(1,895)	16,929	18,824
06/20/2025	471,000	iTraxx Europe Crossover	Equal to 5.00%	Quarterly	24,715	32,880	8,165
06/20/2025	255,000	iTraxx Europe Crossover	Equal to 5.00%	Quarterly	2,173	17,801	15,629
06/20/2025	255,000	iTraxx Europe Crossover	Equal to 5.00%	Quarterly	2,446	17,801	15,355
06/20/2025	255,000	iTraxx Europe Crossover	Equal to 5.00%	Quarterly	1,939	17,802	15,863
06/20/2025	255,000	iTraxx Europe Crossover	Equal to 5.00%	Quarterly	1,344	17,802	16,457
06/20/2025	452,000	iTraxx Europe Subordinated Financials	Equal to 1.00%	Quarterly	(42,045)	(12,558)	29,487
					$(199,724)	$417,024	$616,748

* Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At July 31, 2020, the Fund held the following over-the-counter interest rate swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
EUR	508,000	07/02/2050	Receive	6-month EURIBOR	(0.01)%	Semiannually	$—	$(7,353)	$(7,353)
EUR	1,610,000	07/02/2030	Pay	6-month EURIBOR	(0.21)%	Semiannually	$—	$3,898	$3,898
							$—	$(3,455)	$(3,455)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At July 31, 2020, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	1,050,000	03/16/2025	Receive	3-month LIBOR	0.58%	Quarterly	$(9,066)	$(18,496)	$(9,430)
USD	1,050,000	03/16/2025	Receive	3-month LIBOR	0.58%	Quarterly	(9,092)	(18,496)	(9,404)
GBP	355,000	11/15/2029	Receive	12-month UK RPI	3.47%	Annually	(15,053)	(11,952)	3,101
GBP	516,000	11/15/2029	Receive	12-month UK RPI	3.47%	Annually	(16,912)	(17,373)	(461)
USD	829,000	03/16/2050	Receive	3-month LIBOR	0.72%	Quarterly	—	12,077	12,077
EUR	659,000	06/15/2050	Receive	6-month EURIBOR	0.09%	Semiannually	—	(33,327)	(33,327)
USD	134,000	07/23/2050	Receive	12-month CPI	1.83%	Annually	—	(500)	(500)
USD	134,000	07/24/2050	Receive	12-month CPI	1.84%	Annually	—	(972)	(972)

							$(50,123)	$(89,039)	$(38,916)

USD	4,840,000	03/16/2025	Pay	3-month LIBOR	0.58%	Quarterly	$—	$85,256	$85,256
GBP	425,000	06/15/2025	Pay	12-month UK RPI	3.29%	Annually	—	1,918	1,918
GBP	850,000	06/15/2025	Pay	12-month UK RPI	3.29%	Annually	—	3,995	3,995
GBP	425,000	06/15/2025	Pay	12-month UK RPI	3.29%	Annually	—	1,918	1,918
GBP	1,720,000	06/15/2025	Pay	12-month UK RPI	3.13%	Annually	—	(11,715)	(11,715)
GBP	2,790,000	11/15/2029	Pay	12-month UK RPI	3.47%	Annually	—	93,935	93,935
EUR	2,020,000	06/15/2030	Pay	6-month EURIBOR	1.00%	Semiannually	—	33,542	33,542
USD	169,500	03/16/2050	Pay	3-month LIBOR	0.72%	Quarterly	(8,491)	(2,469)	6,022
USD	169,500	03/16/2050	Pay	3-month LIBOR	0.72%	Quarterly	(8,450)	(2,469)	5,981
							$(16,941)	$203,911	$220,852

							$(67,064)	$114,872	$181,936

At July 31, 2020, the Fund held the following purchased options:

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value
CALL OPTIONS PURCHASED (0.2%)
Swiss Leader Index
KRW	09/10/2020	290	3,182,500	3,182,500	$33,206	$38,007	$4,801
KRW	09/10/2020	290	1,567,500	1,567,500	15,611	17,988	2,377
							$7,178
PUT OPTIONS PURCHASED (0.1%)
Swiss Leader Index
KRW	09/10/2020	281	3,250,000	3,250,000	$39,549	$7,746	$(31,803)
KRW	09/10/2020	289	1,500,000	1,500,000	15,426	5,469	(9,957)
							$(41,760)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At July 31, 2020, the Fund held the following written options:

CALL OPTIONS WRITTEN (0.3%)
Swiss Leader Index
KRW	09/10/2020	281	(3,250,000)	(3,250,000)	$(39,550)	$(56,895)	$(17,345)
KRW	09/10/2020	289	(1,500,000)	(1,500,000)	(15,426)	(18,739)	(3,313)
							$(20,658)
PUT OPTIONS WRITTEN (0.1%)
Swiss Leader Index
KRW	09/10/2020	290	(3,182,500)	(3,182,500)	$(33,206)	$(12,214)	$20,992
KRW	09/10/2020	290	(1,567,500)	(1,567,500)	(15,610)	(6,289)	9,321
							$30,313

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (99.0%)
Alabama (1.5%)
Black Belt Energy Gas District Revenue Bonds, Series A, 4.00%, 08/01/2047(a)	$1,000,000	$1,059,080

Alaska (1.5%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	1,000,000	1,019,160

Arizona (2.2%)
Arizona Industrial Development Authority Revenue Bonds, Series B, 5.00%, 01/01/2032	1,580,000	1,524,005

California (5.2%)
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047(a)	350,000	385,105
Los Angeles Community College District General Obligation Unlimited Bonds, Series I, 4.00%, 08/01/2029	400,000	482,840
M-S-R Energy Authority Gas Revenue Bonds
Series B, 6.13%, 11/01/2029	495,000	636,689
Series A, 6.50%, 11/01/2039	500,000	813,000
San Francisco City & County Public Utilities Commission Revenue Bonds, (Pre-refunded @ $100, 11/01/2020), Series F, 5.00%, 11/01/2024	300,000	303,573
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,017,990
		3,639,197
Connecticut (1.8%)
State Health & Educational Facilities Authority Revenue Bonds, Series F, 5.00%, 07/01/2027	1,135,000	1,237,774

District of Columbia (0.8%)
Washington Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	558,310

Florida (6.3%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,041,780
County of Jackson Revenue Bonds, VRDN, 0.23%, 07/01/2022(a)	1,700,000	1,700,000
Florida Development Finance Corp. Revenue Bonds (Imagine School At Broward) , 5.00%, 12/15/2039(b)	500,000	584,315
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.), Series A, 0.22%, 12/01/2046(a)	600,000	600,000
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project), 5.00%, 01/01/2039	160,000	167,139
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	280,940
		4,374,174
Georgia (4.1%)
Floyd County Development Authority Revenue Bonds (Georgia Power Co.), 0.23%, 09/01/2026(a)	1,500,000	1,500,000
Main Street Natural Gas, Inc. Revenue Bonds, Series A, 5.00%, 05/15/2035	250,000	335,435
Monroe Country Development Authority Revenue Bonds, 2.35%, 10/01/2048(a)	1,000,000	1,006,580
		2,842,015
Hawaii (1.0%)
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.00%, 07/01/2047	560,000	695,682

Illinois (2.0%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	524,030
State of Illinois General Obligation Unlimited Bonds, Series D, 5.00%, 11/01/2021	815,000	843,998
		1,368,028

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

Indiana (1.1%)
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	$750,000	$765,210

Kansas (1.4%)
Kansas Hospital Loan City Of Holton Revenue Bonds (Rural Health Resources Of Jackson Co., Inc. Project), 2.50%, 07/01/2021	1,000,000	1,005,230

Kentucky (0.8%)
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	500,000	554,720

Louisiana (2.0%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Glen Retirement System), Series A
5.00%, 01/01/2021	75,000	75,093
5.00%, 01/01/2022	160,000	160,770
5.00%, 01/01/2023	170,000	171,141
Louisiana Public Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 05/15/2026), 3.00%, 05/15/2031	10,000	11,410
New Orleans Aviation Board Revenue Bonds (Louis Armstrong International Airport), 5.00%, 01/01/2028	500,000	634,270
New Orleans Aviation Board Revenue Bonds (Parking Facilities Corp.), 5.00%, 10/01/2027	250,000	314,817
		1,367,501
Maryland (2.9%)
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 4.70%, 03/01/2030(a)	2,000,000	2,000,000

Massachusetts (0.8%)
Massachusetts Development Finance Agency Revenue Bonds, Series A, 5.00%, 07/01/2036	500,000	593,975

Michigan (3.3%)
Flint Hospital Building Authority Revenue Bonds
4.00%, 07/01/2035	1,000,000	1,077,770
4.00%, 07/01/2038	750,000	799,485
Michigan Finance Authority Revenue Bonds (Cesar Chavez Academy), 3.25%, 02/01/2024	400,000	401,444
		2,278,699

Mississippi (1.6%)
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), Series J, VRDN, 0.14%, 11/01/2035(a)	1,100,000	1,100,000

Nebraska (1.1%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	783,968

New Hampshire (0.9%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College)
5.00%, 08/01/2035	250,000	300,833
5.00%, 08/01/2036	245,000	293,806
		594,639
New Jersey (4.4%)
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey), Series F, 4.00%, 07/01/2033	100,000	110,369
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2034	2,000,000	2,356,860
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	558,805
		3,026,034

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

New York (14.7%)
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	$105,000	$116,149
5.00%, 07/01/2033(b)	625,000	696,138
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	145,000	153,648
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,200,060
Metropolitan Transportation Authority Revenue Bonds, Series A-2, VRN, 5.00%, 11/15/2045(a)	400,000	460,036
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,116,740
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	369,154
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,319,558
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,003,320
Port Authority of New York & New Jersey Revenue Bonds, AMT, 5.00%, 07/15/2033	400,000	518,796
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	673,960
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,002,420
Village of Johnson City General Obligation Limited Bonds , Series A, 2.00%, 02/19/2021	750,000	755,002
Village of Valley Stream General Obligation Limited Notes, Series A, 6.50%, 05/20/2021	800,000	804,768
		10,189,749
Ohio (1.9%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds
3.00%, 06/01/2048	500,000	500,835
4.00%, 06/01/2048	500,000	558,955
5.00%, 06/01/2055	110,000	121,222
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029	135,000	145,395
		1,326,407
Pennsylvania (3.7%)
Montgomery County Industrial Development Authority Revenue Bonds (Imagine School At Broward) , 4.00%, 12/01/2037	300,000	320,121
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	850,000	1,164,015
School Dist. of the City of Erie, General Obligation Limited Bonds, Series A, (AGM ST AID WITHHLDG), 5.00%, 04/01/2034	825,000	1,060,059
		2,544,195
Puerto Rico (1.9%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A, (AGM), 5.25%, 07/01/2024	615,000	632,497
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds, (AGC-ICC), 5.50%, 07/01/2022	250,000	262,927
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	100,000	102,589
Highway & Transportation Authority Revenue Bonds, (AGC), 5.50%, 07/01/2031	300,000	333,252
		1,331,265

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

Rhode Island (1.1%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	$750,000	$786,728

South Carolina (1.7%)
City of Rock Hill SC Combined Utility System Revenue Bonds
5.00%, 01/01/2025	500,000	591,385
5.00%, 01/01/2026	500,000	608,835
		1,200,220
Tennessee (2.2%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	567,490
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project), 5.00%, 10/01/2034	360,000	403,297
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	567,000
		1,537,787
Texas (19.0%)
Dallas/Fort Worth International Airport Revenue Bonds, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,011,490
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	4,850,000	5,989,265
Mansfield Industrial Development Corp. Revenue Bond, AMT, VRDN, 0.95%, 11/01/2026(a)	500,000	500,000
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,051,910
Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Railport Terminal II LLC), 4.00%, 01/01/2050(b)	1,000,000	1,003,180
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), 5.00%, 11/15/2029	800,000	972,744
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,137,650
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	1,275,000	1,515,631
		13,181,870
Utah (1.0%)
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	120,510
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	570,000	572,918
		693,428
Washington (0.3%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A, 5.00%, 01/01/2024(b)	180,000	187,657

Wisconsin (4.8%)
Public Finance Authority Revenue Bonds
5.00%, 06/15/2029	530,000	649,330
5.00%, 06/15/2034	425,000	505,712
Public Finance Authority Revenue Bonds, 5.00%, 07/01/2038	1,000,000	1,149,200
Wisconsin Health & Educational Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 07/15/2021), Series A, 5.00%, 07/15/2028	500,000	522,750
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	302,790
Wisconsin Health & Educational Facilities Authority Revenue Bonds (St. Camillus Health System) 5.00%, 11/01/2020	50,000	50,189
5.00%, 11/01/2021	$120,000	122,264
		3,302,235
Total Municipal Bonds		68,668,942

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

SHORT-TERM INVESTMENT—0.4%
UNITED STATES (0.4%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	240,137	$240,186

Total Short-Term Investment		240,186
Total Investments (Cost $65,167,292) —99.4%		68,909,128
Other Assets in Excess of Liabilities—0.6%		435,404
Net Assets—100.0%		$69,344,532

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (97.9%)
Alabama (1.0%)
Alabama Industrial Development Solid Waste Disposal Revenue Bonds (OfficeMax, Inc.), 6.45%, 12/01/2023	$750,000	$750,022
Health Care Authority for Baptist Health Revenue Bonds, Series D, 5.00%, 11/15/2021	850,000	852,584
Industrial Development Board Of The Town Of West Jefferson Solid Waste Disposal Revenue Bonds (Alabama Power Company Miller Plant Project), 0.21%, 12/01/2038(a)	500,000	500,000
Jemison Public Building Authority Revenue Bonds, Series B, 3.00%, 03/01/2021	70,000	70,914
Jemison Water & Sewer Revenue Bonds, Series A
3.00%, 03/01/2021	50,000	50,382
3.50%, 03/01/2026	290,000	309,207
		2,533,109
Arizona (2.3%)
Arizona Industrial Development Authority Revenue Bonds (Great Lakes Senior Living Communities LLC Project Third Tier), Series C
5.13%, 01/01/2034(b)	775,000	715,782
5.13%, 01/01/2035(b)	815,000	744,608
5.13%, 01/01/2036(b)	860,000	778,549
5.13%, 01/01/2037(b)	905,000	812,527
Arizona Industrial Development Authority Revenue Bonds (Kaizen Education Foundation)
5.00%, 07/01/2022(b)	385,000	400,477
5.00%, 07/01/2023(b)	405,000	428,316
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A
5.00%, 02/15/2021(b)	240,000	244,898
5.00%, 02/15/2026(b)	500,000	551,350
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.)
2.88%, 07/01/2021(b)	135,000	135,257
4.00%, 07/01/2026(b)	1,250,000	1,315,813
Phoenix Industrial Development Authority Education Facility Revenue Bonds (Freedom Academy, Inc.), 3.88%, 07/01/2021(b)	55,000	55,531
		6,183,108
Arkansas (1.5%)
Arkansas Public Housing Authority Municipal Series 1 LLC Revenue Bonds, 3.75%, 09/01/2026(a)(b)(c)	1,135,000	1,119,870
County of Baxter Hospital Revenue Bonds (Baxter Regional Medical Center), Series A
5.00%, 09/01/2025	1,000,000	1,132,560
5.00%, 09/01/2026	1,490,000	1,710,133
		3,962,563
California (0.9%)
California Municipal Finance Authority Revenue Notes (Empire Springs Charter School, Inc.), 4.00%, 09/15/2021(b)	1,050,000	1,060,605
California Pollution Control Financing Authority Solid Waste Disposal Revenue Bonds (CalPlant I LLC), 7.50%, 07/01/2032(b)(d)	500,000	270,000
Tobacco Securitization Authority of Northern California Revenue Bonds, Series A-2, 5.40%, 06/01/2027	985,000	985,286
		2,315,891

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Colorado (0.6%)
Colorado Health Facilities Authority Revenue Bonds (Frasier Meadows Manor, Inc.)
5.00%, 05/15/2025	$320,000	$337,286
Series B, 5.00%, 05/15/2028	500,000	525,920
Series B, 5.00%, 05/15/2029	585,000	615,327
		1,478,533
Connecticut (2.3%)
City of West Haven General Obligation Unlimited Bonds
Series B, 5.00%, 11/01/2025	240,000	277,178
Series A, 5.00%, 11/01/2025	325,000	375,346
Series A, 5.00%, 11/01/2026	325,000	382,402
Series B, 5.00%, 11/01/2026	200,000	235,324
Series A, 5.00%, 11/01/2027	635,000	759,403
Series B, 5.00%, 11/01/2027	200,000	239,182
State Health & Educational Facilities Authority Revenue Bond (McLean Affiliates Obligated Group)
Series B-2, 2.75%, 01/01/2026(b)	650,000	651,553
Series B-1, 3.25%, 01/01/2027(b)	750,000	752,227
Series A, 5.00%, 01/01/2030(b)	500,000	546,495
State Health & Educational Facilities Authority Revenue Bond (University of Hartford)
5.00%, 07/01/2025	400,000	442,084
5.00%, 07/01/2026	575,000	640,533
5.00%, 07/01/2027	430,000	484,064
5.00%, 07/01/2029	300,000	344,982
		6,130,773
Delaware (0.3%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 0.25%, 10/01/2029(a)	900,000	900,000

District of Columbia (0.6%)
District of Columbia Revenue Bonds (Ingleside Presbyterian Retirement Community, Inc.), Series B, 3.88%, 07/01/2024	1,500,000	1,466,700

Florida (5.9%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.), 0.23%, 06/01/2045(a)	2,180,000	2,180,000
Capital Trust Agency, Inc. Revenue Bonds (Silver Creek St. Augustine LLLP), Series A, 6.50%, 01/01/2024(c)(d)	250,000	160,000
Capital Trust Agency, Inc. Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), 4.50%, 01/01/2035(b)	300,000	302,859
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	50,000	52,548
City of Atlantic Beach Health Care Facilities Revenue Bonds (Naval Continuing Care Retirement Foundation, Inc.), Series A, 5.00%, 11/15/2021	200,000	206,178
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Imagine School At Broward Project)
Series A, 4.00%, 12/15/2029(b)	530,000	594,109
Series A, 5.00%, 12/15/2034(b)	530,000	627,695
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024(b)	100,000	97,159
Florida Development Finance Corp. Solid Waste Revenue Bonds (Waste Pro USA, Inc.)
5.00%, 05/01/2029(b)	2,000,000	2,139,660
5.00%, 08/01/2029(a)(b)	2,000,000	2,052,180
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.), Series A, 0.23%, 12/01/2046(a)	400,000	400,000
Martin County Industrial Development Authority Revenue Bonds (Indiantown Cogeneration LP), 4.20%, 12/15/2025(b)	2,000,000	2,001,100
Palm Beach County Revenue Bonds (Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project), Series A, 5.00%, 04/01/2029(b)	1,440,000	1,508,486
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project)
Series A, 5.00%, 01/01/2029	440,000	474,663
5.00%, 01/01/2039	240,000	250,709
St. Lucie County Pollution Control Revenue Bonds (Florida Power & Light Co.), 0.19%, 09/01/2028(a)	2,200,000	2,200,000
Village Community Development District #12, Special Assessment Revenue Bonds, 2.88%, 05/01/2021	170,000	171,187
		15,418,533

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Georgia (4.7%)
Appling County Georgia Development Authority Pollution Control Revenue Bonds, VRDN, 0.24%, 09/01/2029(a)	$1,200,000	$1,200,000
Appling County Georgia Development Authority Pollution Control Revenue Bonds (Georgia Power Company Plant Hatch Project), VRDN, 0.24%, 09/01/2041(a)	1,000,000	1,000,000
Dekalb Country Housing Authority Revenue Bonds (Highlands At East Atlanta Apartments Project), 1.92%, 09/01/2036(a)(b)	5,000,000	4,945,450
Development Authority of Monroe County Revenue Bonds (Gulf Power Co. Project), AMT, VRDN, 0.23%, 10/01/2049(a)	300,000	300,000
Main Street Natural Gas, Inc. Revenue Bonds, Series A
5.00%, 05/15/2030	200,000	251,806
5.00%, 05/15/2036	1,970,000	2,664,307
The Atlanta Development Authority Senior Health Care Revenue Bonds (Georgia Proton Treatment Center Project), Series A-1, 6.75%, 01/01/2035	2,300,000	1,925,445
		12,287,008
Guam (0.1%)
Guam International Airport Authority Revenue Bonds (Antonio B. Won Pat International Airport Authority), Series C, 5.00%, 10/01/2021	160,000	159,638

Idaho (0.4%)
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026	900,000	946,818
Idaho Housing & Finance Association Revenue Bonds (Victory Charter School), Series A, 4.00%, 07/01/2026	130,000	139,184
		1,086,002
Illinois (4.2%)
Chicago Board of Education General Obligation Unlimited Bonds
Series C, 5.00%, 12/01/2022	600,000	630,372
Series A, 5.00%, 12/01/2028	200,000	238,368
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	661,134
Governors State University Certificates of Participation (Capital Improvement Project), 5.00%, 07/01/2026	400,000	483,712
Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	205,000	211,357
Illinois Finance Authority Revenue Bonds (Benedictine University), 5.00%, 10/01/2025	1,035,000	1,114,602
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC), Series A
5.00%, 02/15/2027	420,000	449,404
5.00%, 02/15/2028	400,000	428,600
5.00%, 02/15/2029	520,000	554,871
5.00%, 02/15/2030	335,000	355,562
5.00%, 02/15/2031	370,000	390,387
5.00%, 02/15/2032	225,000	236,135
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation)
5.00%, 12/01/2028	250,000	281,263
5.00%, 12/01/2029	315,000	353,206

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Illinois Finance Authority Revenue Bonds (Intrinsic Schools Belmont Campus Project), Series A, 4.50%, 12/01/2020(b)	$45,000	$45,190
Metropolitan Pier & Exposition Authority Revenue Bonds
5.00%, 12/15/2025	295,000	329,733
5.00%, 12/15/2027	100,000	114,153
State of Illinois General Obligation Unlimited Bonds
5.00%, 08/01/2021	50,000	51,441
5.00%, 08/01/2024	2,000,000	2,108,620
4.00%, 02/01/2030	745,000	818,621
Village of Matteson Revenue Bonds
5.00%, 12/01/2026	150,000	182,630
5.00%, 12/01/2027	150,000	186,683
5.00%, 12/01/2028	350,000	439,551
Village of Willow Springs General Obligation Unlimited Bonds, Series C, 4.45%, 12/15/2021	285,000	285,849
		10,951,444
Indiana (1.5%)
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	120,000	127,819
Hammond Local Public Improvement Bond Bank Revenue Bonds, Series B, 4.63%, 07/15/2023(b)	1,285,000	1,366,520
Indiana Finance Authority Hospital Revenue Bonds (Bethany Circle of King's Daughters' of Madison Indiana ,Inc.), 5.00%, 08/15/2020	115,000	115,144
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	2,250,000	2,295,630
		3,905,113
Iowa (0.0%)
Iowa Higher Education Loan Authority Revenue Bonds (Wartburg College), 2.50%, 10/01/2020	115,000	114,868

Kansas (0.8%)
Kansas Hospital Loan City Of Holton Revenue Bonds (Rural Health Resources Of Jackson Co., Inc. Project), 2.50%, 07/01/2021	2,000,000	2,010,460

Kentucky (3.7%)
Louisville Regional Airport Authority Revenue Bonds (BT-OH LLC), Series A, AMT, VRDN, 0.24%, 11/01/2036(a)	2,500,000	2,500,000
Louisville Regional Airport Authority Revenue Bonds (United Parcel Service Worldwide Forwarding, Inc.), 0.21%, 01/01/2029(a)	7,200,000	7,200,000
		9,700,000
Louisiana (2.0%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2029(b)	1,000,000	1,071,120
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	250,000	258,362
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (The Glen System Retirement Project), Series A
5.00%, 01/01/2024	180,000	181,280
5.00%, 01/01/2025	370,000	372,309
5.00%, 01/01/2026	390,000	391,264
5.00%, 01/01/2027	410,000	409,315
5.00%, 01/01/2028	430,000	426,569
5.00%, 01/01/2029	450,000	443,011
Louisiana Local Government Environmental Facilities & Community Development Authority Student Housing Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2039(b)	1,000,000	996,320

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Louisiana Public Facilities Authority Revenue Bonds (Young Audiences Charter School Project), Series A, 5.00%, 04/01/2030(b)	$400,000	$417,924
Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040(a)	315,000	329,581
		5,297,055
Maryland (6.9%)
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	85,000	85,454
Frederick County Educational Facilities Revenue Bonds (Mount St. Marys University), Series A
5.00%, 09/01/2027(b)	1,495,000	1,615,676
5.00%, 09/01/2032(b)	740,000	798,423
Maryland Economic Development Corp. Revenue Bonds (CONSOL Marine Terminal, Inc.), 5.75%, 09/01/2025	1,445,000	1,448,656
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Adventist Healthcare Obligated Group), 5.00%, 01/01/2021	450,000	456,210
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 4.70%, 03/01/2030(a)	12,510,000	12,510,000
The Mayor and Council of Rockville Economic Development Revenue Bonds (King Farm Presbyterian Retirement Community, Inc.)
Series A-2, 5.00%, 11/01/2025	705,000	744,480
5.00%, 11/01/2027	600,000	636,588
		18,295,487
Massachusetts (2.0%)
Lynn Housing Authority & Neighborhood Development Revenue Bonds, 4.00%, 10/01/2022	525,000	539,563
Massachusetts Development Finance Agency Revenue Bonds (Linden Ponds, Inc.), 4.00%, 11/15/2023(b)	820,000	805,863
Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.)
4.00%, 10/01/2025(b)	500,000	527,140
4.00%, 10/01/2026(b)	500,000	529,065
4.00%, 10/01/2027(b)	450,000	477,590
Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	1,500,000	1,507,170
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Issue), Series A
5.00%, 07/01/2033	500,000	599,575
5.00%, 07/01/2034	300,000	358,320
		5,344,286
Michigan (0.7%)
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	500,000	559,620
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	70,000	71,173
Michigan Finance Authority Public School Academy Limited Revenue Bond (Cesar Chavez Academy Project), 4.00%, 02/01/2029	700,000	725,515
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series A, 5.13%, 06/01/2022	440,000	440,427
		1,796,735
Minnesota (1.5%)
Rice County Educational Facility Revenue Bonds (Shattuck-St Mary's School), Series A, 5.00%, 08/01/2022(b)	975,000	998,897
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project), 5.85%, 11/01/2058(a)(b)	3,000,000	2,973,060
		3,971,957

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Mississippi (3.5%)
Mississippi Business Finance Corp. Revenue Bonds (Huntington Ingalls Industries, Inc.), 4.55%, 12/01/2028	$980,000	$950,855
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 3.70%, 11/01/2032(a)	5,000,000	5,000,000
Mississippi Development Bank Revenue Bonds (Hancock County Gomesa Project), 4.55%, 11/01/2039(b)	2,000,000	2,037,060
Mississippi Pearl General Obligation Unlimited Bonds
3.00%, 07/15/2022	630,000	628,457
3.13%, 07/15/2023	655,000	653,932
		9,270,304
Missouri (0.7%)
Platte County Industrial Development Authority Transportation Revenue Bonds
5.00%, 12/01/2020	850,000	408,000
5.00%, 12/01/2025	675,000	324,000
Saint Louis County Missouri Industrial Development Authority Revenue Bonds (Ranken-Jordan Pediatric Specialty Hospital)
4.00%, 11/15/2021	555,000	560,783
5.00%, 11/15/2022	625,000	648,963
		1,941,746
Nebraska (0.2%)
Scotts Bluff County Hospital Authority Revenue Bonds (Regional West Medical Center), Series A, 5.00%, 02/01/2022	615,000	644,520

Nevada (0.7%)
City of Carson Hospital Revenue Bonds (Carson Tahoe Regional Healthcare)
5.00%, 09/01/2027	605,000	741,894
5.00%, 09/01/2029	620,000	754,236
Nevada Department of Business & Industry Revenue Bonds (Doral Academy of Nevada), Series A, 3.13%, 07/15/2022(b)(e)	320,000	320,291
		1,816,421
New Jersey (1.5%)
New Jersey Economic Development Authority Revenue Bonds
5.00%, 06/15/2021	2,000,000	2,071,100
Series EE, 5.00%, 09/01/2023	700,000	714,784
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024(b)	90,000	93,511
New Jersey Economic Development Authority Revenue Bonds (NYNJ Link Borrower LLC), 5.25%, 01/01/2025	125,000	141,219
New Jersey Economic Development Authority Revenue Bonds (United Airlines, Inc.), 5.50%, 04/01/2028	55,000	54,303
South Jersey Port Corp. Revenue Bonds, Series B
5.00%, 01/01/2026	300,000	336,324
5.00%, 01/01/2027	250,000	283,122
5.00%, 01/01/2028	255,000	292,255
		3,986,618
New York (14.8%)
Brookhaven Local Development Corp. Revenue Bonds (Active Retirement Community, Inc.)
5.00%, 11/01/2021	300,000	308,544
5.00%, 11/01/2022	250,000	262,248
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds (Charter School for Applied Technologies Project), 4.00%, 06/01/2022	895,000	913,929
Build NYC Resource Corp. Revenue Bonds (Metropolitan College of New York), 5.00%, 11/01/2020	765,000	769,644

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project), Series A
4.00%, 06/01/2022(b)	$190,000	$195,495
5.00%, 06/01/2023(b)	370,000	395,275
5.00%, 06/01/2024(b)	390,000	423,856
5.00%, 06/01/2025(b)	410,000	451,791
5.00%, 06/01/2026(b)	430,000	477,029
5.00%, 06/01/2027(b)	450,000	495,571
5.00%, 06/01/2032(b)	500,000	537,295
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	1,375,000	1,520,997
5.00%, 07/01/2033(b)	2,635,000	2,934,916
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	455,000	482,136
County Of Suffolk New York Anticipation Notes, Series A, 5.00%, 11/13/2020	2,000,000	2,018,880
Madison Country Capital Resource Corp. Revenue Bonds (Cazenovia College Project), Series A, 5.50%, 09/01/2022	6,500,000	6,452,095
Metropolitan Transportation Authority Revenue Bonds
Series A-1, 5.00%, 11/15/2020	900,000	906,255
Series B-2, 5.00%, 05/15/2021	500,000	509,505
5.00%, 11/15/2035	4,000,000	4,396,400
Series A-2, VRN, 5.00%, 11/15/2045(a)	1,600,000	1,840,144
Multi-Pass Through Custodial Receipts Revenue Bonds, 1.92%, 03/01/2036(a)(b)	5,000,000	4,973,300
Nassau County Tobacco Settlement Corp. Revenue Bonds, Series A-2, 5.25%, 06/01/2026(e)	1,150,000	1,150,069
New York State Dormitory Authority Revenue Bonds (Touro College And University System Obligated Group), Series A, 4.00%, 01/01/2023	445,000	458,706
New York State Dormitory Authority Revenue Bonds (Yeshiva University)
5.00%, 09/01/2021	1,025,000	1,026,732
5.00%, 09/01/2022	1,640,000	1,642,673
5.00%, 09/01/2038	730,000	730,380
Village of Johnson City General Obligation Limited Bonds
5.00%, 10/01/2020	115,000	115,551
5.00%, 10/01/2021	115,000	118,482
5.00%, 10/01/2022	115,000	121,039
Village of Valley Stream General Obligation Limited Notes, Series A, 6.50%, 05/20/2021	2,250,000	2,263,410
		38,892,347
North Carolina (0.3%)
North Carolina Capital Facilities Finance Agency Revenue Bonds (Johnson & Wales University), Series A, 5.00%, 04/01/2028	795,000	857,002

Ohio (3.3%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds
3.00%, 06/01/2048	3,000,000	3,005,010
4.00%, 06/01/2048	1,000,000	1,117,910
5.00%, 06/01/2055	2,640,000	2,909,333
Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	250,000	263,560
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 2.88%, 02/01/2026	1,000,000	1,034,720
Ohio Air Quality Development Authority Revenue Bonds (AK Steel Corp.), 6.75%, 06/01/2024	200,000	182,168
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029	140,000	150,780
		8,663,481
Oregon (2.2%)
Port of Portland Revenue Bonds (Horizon Air Industries, Inc.), 0.23%, 06/15/2027(a)	5,900,000	5,900,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Pennsylvania (5.0%)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds, 5.00%, 05/01/2022(b)	$660,000	$684,077
Coatesville School District General Obligation Unlimited Notes, 5.00%, 11/13/2020	2,200,000	2,210,626
Dauphin County General Authority Revenue Bonds (Harrisburg University of Science and Technology Project)
4.00%, 10/15/2022(b)	695,000	686,910
5.00%, 10/15/2027(b)	1,650,000	1,661,137
Indiana County Hospital Authority Revenue Bonds (Indiana Regional Medical Center), Series A, 5.00%, 06/01/2023	100,000	106,376
Montgomery County Industrial Development Authority Revenue Bonds (Waverly Heights, Ltd. Project)
4.00%, 12/01/2027	180,000	197,966
4.00%, 12/01/2028	200,000	219,486
4.00%, 12/01/2029	100,000	109,373
4.00%, 12/01/2035	300,000	321,717
4.00%, 12/01/2036	100,000	106,935
4.00%, 12/01/2038	300,000	319,215
Pennsylvania Economic Development Financing Authority Revenue Bonds (Talen Energy Supply LLC), Series C, 5.00%, 12/01/2037(a)	3,100,000	3,100,031
Philadelphia Authority for Industrial Development Revenue Bonds (Discovery Charter School Project), 5.00%, 04/01/2022	295,000	299,038
Philadelphia School District General Obligation Limited Bonds, Series F, 5.00%, 09/01/2024	2,000,000	2,349,600
Pottsville Hospital Facilities Authority Health Center Revenue Bonds (Lehigh Valley Health Network Obligated Group), 5.75%, 07/01/2022(b)	100,000	106,881
Scranton School District General Obligation Limited Bonds
Series B, 5.00%, 06/01/2023	100,000	111,643
Series B, 5.00%, 06/01/2024	100,000	115,537
Series B, 5.00%, 06/01/2025	100,000	119,109
Series D, 5.00%, 06/01/2027	345,000	414,542
		13,240,199
Puerto Rico (5.1%)
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds
Series A, 5.50%, 07/01/2021	615,000	623,013
(AGC-ICC), 5.50%, 07/01/2022	1,580,000	1,661,702
Series A, 5.00%, 07/01/2027	110,000	110,725
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	1,290,000	1,323,398
Puerto Rico Electric Power Authority Revenue Bonds
Series SS, 5.00%, 07/01/2022	260,000	261,152
Series PP, 5.00%, 07/01/2023	205,000	206,224
Series SS, 5.25%, 07/01/2023(c)(e)	2,340,000	2,392,369
Series UU, 5.00%, 07/01/2024	300,000	301,977
Series PP, 5.00%, 07/01/2024	835,000	841,279
Puerto Rico Highway & Transportation Authority Revenue Bonds
Series BB, 5.25%, 07/01/2022	100,000	104,709
Series L, 5.25%, 07/01/2023	520,000	531,638
Series E, 5.50%, 07/01/2023	200,000	213,820
Series D, 5.00%, 07/01/2027	145,000	145,956
(AGM-CR), 5.50%, 07/01/2030	1,000,000	1,110,000
Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5.00%, 08/01/2020	100,000	100,000
Puerto Rico Public Buildings Authority Revenue Bonds, (NATL COMWLTH GTD), 6.00%, 07/01/2025	1,095,000	1,146,125
Puerto Rico Public Buildings Authority Revenue Bonds
Series F, 5.25%, 07/01/2021	1,200,000	1,230,516
6.00%, 07/01/2023(e)	1,000,000	1,038,490
		13,343,093

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Rhode Island (0.5%)
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group), Series B
5.00%, 09/01/2022	$680,000	$703,902
5.00%, 09/01/2023	500,000	524,690
		1,228,592
South Carolina (0.4%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC), 5.25%, 02/01/2027(b)	1,060,000	962,491

Tennessee (0.2%)
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project)
5.00%, 10/01/2029	300,000	341,136
5.00%, 10/01/2034	90,000	100,824
		441,960
Texas (5.2%)
Bexar County Health Facilities Development Corp. Revenue Bonds (Army Retirement Residence Obligation Group)
5.00%, 07/15/2023	300,000	314,550
5.00%, 07/15/2024	150,000	159,077
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds, 5.00%, 12/01/2021	500,000	522,970
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	75,000	82,865
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 01/01/2027	895,000	946,659
Mansfield Industrial Development Corp. Revenue Bond, AMT, VRDN, 0.95%, 11/01/2026(a)	1,000,000	1,000,000
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.)
Series C, 4.00%, 07/01/2021	275,000	270,955
Series C, 5.00%, 07/01/2023	300,000	294,192
Series D, 6.00%, 07/01/2026(c)	110,000	102,727
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (MRC Senior Living), 3.25%, 11/15/2022	50,000	47,218
Port Beaumont Navigation District Revenue Bonds (Jefferson Railport Terminal II LLC), Series A, 3.63%, 01/01/2035(b)	1,500,000	1,492,455
SA Energy Acquisition Public Facility Corp. Revenue Bonds
5.50%, 08/01/2022	80,000	87,443
5.50%, 08/01/2023	50,000	56,896
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Buckingham Senior Living Community, Inc.)
Series A, 4.50%, 11/15/2021(c)(d)	695,000	451,750
Series B-1, 5.63%, 11/15/2024	2,640,000	2,642,825
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
Series C, 1.66%, 12/15/2026(a)(e)	1,500,000	1,446,690
Series D, 6.25%, 12/15/2026	2,295,000	2,728,135
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds, 5.00%, 12/15/2025	1,000,000	1,083,740
Texas Public Finance Authority Revenue Bonds (Texas Southern University), 5.00%, 11/01/2021	100,000	104,515
		13,835,662
U. S. Virgin Islands (0.6%)
Virgin Islands Public Finance Authority Revenue Bonds, Series A, 5.00%, 10/01/2032	1,210,000	1,311,035
Virgin Islands Public Finance Authority Revenue Bonds (United States Virgin Islands Federal Excise Tax), Series A, 5.00%, 10/01/2020	170,000	169,844
		1,480,879

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Utah (2.9%)
Utah Charter School Finance Authority Revenue Bonds (Esperanza Elementary School), Series A
4.50%, 10/15/2028(b)	$500,000	$502,930
4.63%, 10/15/2048(a)(b)	1,000,000	1,027,810
Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation), 3.63%, 06/15/2021(b)(e)	195,000	196,459
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	3,000,000	3,015,360
Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A, 4.75%, 05/15/2048(a)(b)	3,000,000	3,001,350
		7,743,909
Washington (1.1%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A
5.00%, 01/01/2024(b)	180,000	187,657
5.00%, 01/01/2028(b)	440,000	470,281
5.00%, 01/01/2029(b)	465,000	497,908
5.00%, 01/01/2034(b)	745,000	772,617
Washington State Housing Finance Commission Revenue Bonds (Mirabella), 6.00%, 10/01/2022(b)	795,000	812,458
Washington State Housing Finance Commission Revenue Bonds (Presbyterian Retirement Communities Northwest Obligated Group)
5.00%, 01/01/2023	30,000	31,687
5.00%, 01/01/2023(b)	35,000	35,621
Washington State Housing Finance Commission Revenue Bonds (Wesley Homes Lea Hill LLC), 3.20%, 07/01/2021(b)	120,000	118,876
		2,927,105
West Virginia (0.7%)
Glenville State College Board of Governors Revenue Bonds, 3.25%, 06/01/2022	340,000	334,720
Ohio County Development Authority Revenue Bonds (Ohio County Sport Complex Project), 4.00%, 09/01/2023	1,610,000	1,600,758
		1,935,478
Wisconsin (5.1%)
Public Finance Authority Revenue Bonds
Series A, 5.00%, 10/01/2024(b)	2,100,000	2,243,892
6.00%, 01/01/2027	4,100,000	4,265,271
Series A, 5.00%, 10/01/2029(b)	500,000	553,355
Public Finance Authority Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), Series A-1, 4.50%, 01/01/2035(b)	1,000,000	1,009,530
Wisconsin Health & Educational Facilities Authority Revenue Bond
5.00%, 11/01/2022	120,000	123,842
5.00%, 11/01/2023	125,000	130,419
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Barton College), Series A
5.00%, 03/01/2023	1,250,000	1,271,350
5.00%, 03/01/2028	1,190,000	1,244,098
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College)
5.00%, 01/01/2026	685,000	717,318
5.00%, 01/01/2027	830,000	868,811
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Piedmont Community Charter School)
5.00%, 06/15/2022	185,000	196,396
5.00%, 06/15/2024	210,000	236,951
5.00%, 06/15/2026	230,000	270,181
5.00%, 06/15/2027	160,000	191,211
Wisconsin Public Finance Authority Revenue Bonds (Roseman University of Health Sciences), 5.00%, 04/01/2022	100,000	102,399
		13,425,024
Total Municipal Bonds		257,846,094

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

SHORT-TERM INVESTMENT (0.0%)
UNITED STATES (0.0%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	$18,877	$18,881
Total Short-Term Investment		18,881
Total Investments (Cost $257,885,918) —97.9%		257,864,975
Other Assets in Excess of Liabilities—2.1%		5,412,970
Net Assets—100.0%		$263,277,945

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Security is in default.
(e)	All or a portion of the security has been designated as collateral for the line of credit.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (101.7%)
Alabama (6.4%)
Black Belt Energy Gas District Revenue Bonds, FRN, 1.02%, 12/01/2048(a)	$20,000,000	$19,827,200
Columbia Industrial Development Board Revenue Bonds (Alabama Power Co. Project), AMT, VRDN, 0.22%, 11/01/2021(a)	11,400,000	11,400,000
Health Care Authority for Baptist Health Revenue Bonds, Series B
0.60%, 11/15/2037(a)	6,700,000	6,700,000
0.97%, 11/01/2042(a)	18,200,000	18,200,000
Industrial Development Board Of The Town Of West Jefferson Solid Waste Disposal Revenue Bonds (Alabama Power Company Miller Plant Project), 0.21%, 12/01/2038(a)	1,100,000	1,100,000
Mobile Industrial Development Board Revenue Bonds (Alabama Power Theodore Plant Project), Series A, 0.21%, 04/01/2031(a)	600,000	600,000
Tuscaloosa County Industrial Development Authority Revenue Bonds (Nucor Corp.), Series A, 0.38%, 09/01/2020(a)	10,100,000	10,100,000
Walker County Economic & Industrial Development Authority Revenue Bonds (Alabama Power Co.), 0.21%, 12/01/2036(a)	400,000	400,000
		68,327,200
Arizona (1.2%)
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 1.25%, 09/01/2024(a)	9,600,000	9,603,648
Phoenix Industrial Development Authority Solid Waste Revenue Bonds (Republic Services, Inc.), 2.10%, 12/01/2035(a)	2,500,000	2,500,000
Scottsdale Industrial Development Authority Revenue Bonds (Scottsdale Healthcare Hospitals Obligated Group), Series F, 0.76%, 09/01/2045(a)	825,000	825,000
		12,928,648
Arkansas (0.4%)
City of Blytheville Revenue Bonds (Nucor Corp. Project), 0.35%, 01/02/2033(a)	4,700,000	4,700,000

California (9.2%)
Bay Area Toll Authority San Francisco Bay Area Toll Bridge Revenue Bonds, Series D, 0.76%, 04/01/2045(a)	8,000,000	7,961,520
California Infrastructure and Economic Development Bank Refunding Revenue Bonds, Series B1, 0.32%, 10/01/2047(a)	6,315,000	6,302,307
California Municipal Finance Authority Solid Waste Disposal Revenue Bonds, FRN, 0.38%, 09/01/2021(a)	4,500,000	4,500,720
California Municipal Finance Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), Series A, 2.00%, 12/01/2044(a)	11,020,000	11,077,194
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.)
Series A, 2.05%, 08/01/2023(a)(b)	11,000,000	11,000,000
Series 2017-A1, 0.60%, 11/01/2042(a)(b)	5,000,000	5,000,500
California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West), Series E, 0.72%, 07/01/2040(a)	3,700,000	3,700,000
California Statewide Communities Development Authority Revenue Bonds (Dignity Health Obligated Group)
Series F, 0.72%, 07/01/2040(a)	4,225,000	4,225,000
Series D, 0.71%, 07/01/2041(a)	10,300,000	10,300,000
California Statewide Communities Development Authority Revenue Bonds (Westgate Pasadena Apartments Project), Series B, 0.36%, 04/01/2042(a)	8,935,000	8,935,000
Palomar Pomerado Health Care Certificates of Participation
Series A, 1.22%, 11/01/2036(a)	8,050,000	8,050,000
Series B, 1.22%, 11/01/2036(a)	5,000,000	5,000,000
Series C, 1.22%, 11/01/2036(a)	12,375,000	12,375,000
		98,427,241

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Connecticut (0.8%)
City Of Milford, Connecticut General Obligation Bonds (Anticipation Notes), 2.50%, 11/03/2020	$4,000,000	$4,021,760
Town Of Greenwich, Connecticut General Obligation Bonds (Anticipation Notes), 1.50%, 01/14/2021	4,100,000	4,121,033
		8,142,793
Delaware (0.6%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 0.25%, 10/01/2029(a)	4,400,000	4,400,000
Sussex County Revenue Bonds (Baywood LLC), Series A, 0.30%, 11/01/2027(a)	2,100,000	2,100,000
		6,500,000
Florida (1.7%)
County of Jackson Revenue Bonds, VRDN, 0.23%, 07/01/2022(a)	1,730,000	1,730,000
Florida Development Finance Corp. Revenue Bonds (Shands Jacksonville Medical Center Obligated Group), Series B, 2.73%, 02/01/2029(a)	11,140,000	11,140,000
Miami-Dade County Industrial Development Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 1.60%, 11/01/2041(a)	3,200,000	3,209,376
St. Lucie County Pollution Control Revenue Bonds (Florida Power & Light Co.), 0.19%, 09/01/2028(a)	2,300,000	2,300,000
		18,379,376
Georgia (2.7%)
Appling County Georgia Development Authority Pollution Control Revenue Bonds, VRDN, 0.24%, 09/01/2029(a)	8,700,000	8,700,000
Appling County Georgia Development Authority Pollution Control Revenue Bonds (Georgia Power Company Plant Hatch Project), VRDN, 0.24%, 09/01/2041(a)	5,800,000	5,800,000
Development Authority of Burke County Revenue Bonds (Oglethop Power Co. Project), VRDN, 0.19%, 01/01/2037(a)	8,800,000	8,800,000
Development Authority of Monroe County Revenue Bonds (Gulf Power Co. Project), VRDN, 0.24%, 11/01/2048(a)	2,300,000	2,300,000
Heard County Development Authority Revenue Bonds (Georgia Power Co.), 0.24%, 12/01/2037(a)	3,000,000	3,000,000
		28,600,000
Illinois (5.8%)
County of Will Revenue Bonds, AMT, VRDN, 0.55%, 07/01/2032(a)	9,000,000	9,000,000
Illinois Finance Authority Revenue Bonds, VRDN, 0.16%, 04/01/2037(a)	15,635,000	15,635,000
Illinois Finance Authority Revenue Bonds (Bohler-Uddeholm Corp. Project), 1.28%, 02/01/2037(a)	10,000,000	10,000,000
Illinois Finance Authority Revenue Refunding Bonds Illinois Institute Of Technology, 5.00%, 09/01/2020	250,000	250,505
Illinois Finance Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 1.60%, 11/01/2044(a)	18,000,000	18,052,740
Quad Cities Regional Economic Development Authority Revenue Bonds, VRDN, 0.16%, 10/01/2035(a)	8,600,000	8,600,000
Rockford Park District Limited Tax, Series 2019B, 3.00%, 12/15/2020	1,165,000	1,174,588
		62,712,833

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Indiana (5.3%)
City of South Bend Economic Development Revenue Bonds (Dynamic R.E.H.C., Inc.), 0.28%, 09/01/2020(a)	$55,000	$55,000
Hammond Local Public Improvement Bond Bank Advance Funding Program Notes, 2.38%, 12/31/2020	3,375,000	3,393,832
Indiana Finance Authority Environmental Improvement Revenue Bonds, AMT, FRN, 0.65%, 12/01/2037(a)	3,000,000	3,000,210
Indiana Finance Authority Environmental Improvement Revenue Bonds (ArcelorMittal USA, Inc.), 0.50%, 08/01/2030(a)	38,000,000	38,000,000
Indianapolis Multifamily Housing Revenue Bonds (Forest Ridge), Series A, AMT, VRDN, 0.21%, 11/01/2042(a)	12,900,000	12,900,000
		57,349,042
Iowa (1.1%)
Iowa Finance Authority Midwestern Disaster Area Economic Development Revenue Bonds (CJ Bio America, Inc.), 0.37%, 04/01/2022(a)	12,000,000	12,000,000

Kansas (1.3%)
City of Atchison Multi-Mode Industrial Revenue Bonds (Stress Crete, Inc.), 0.40%, 01/01/2033(a)	1,485,000	1,485,000
City of Burlington Environmental Improvement Revenue Bonds (Kansas City Power & Light Co.)
Series A, 0.36%, 09/01/2035(a)	5,000,000	5,000,000
Series B, 0.36%, 09/01/2035(a)	5,000,000	5,000,000
City of Dodge City Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 0.44%, 03/01/2027(a)	1,000,000	1,000,000
City of Liberal Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 0.44%, 02/01/2029(a)	1,000,000	1,000,000
		13,485,000
Kentucky (8.6%)
County Of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020A-1 Industrial Building Revenue Bonds, AMT, VRDN, 0.31%, 07/01/2060(a)	14,000,000	14,000,000
County Of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020B-1 Industrial Building Revenue Bonds, AMT, VRDN, 0.31%, 07/01/2060(a)	14,000,000	14,000,000
Kentucky Economic Development Finance Authority Revenue Bonds (Masonic Homes of Kentucky, Inc.), Series C, VRDN, 0.32%, 05/01/2034(a)	10,465,000	10,465,000
Louisville Regional Airport Authority Revenue Bonds, AMT, VRDN, 0.23%, 01/01/2029(a)	14,400,000	14,400,000
Louisville Regional Airport Authority Revenue Bonds (BT-OH LLC), Series A, AMT, VRDN, 0.24%, 11/01/2036(a)	35,200,000	35,200,000
Louisville Regional Airport Authority Revenue Bonds (United Parcel Service Worldwide Forwarding, Inc.), 0.21%, 01/01/2029(a)	1,900,000	1,900,000
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 1.25%, 08/15/2023(a)	2,700,000	2,700,405
		92,665,405
Louisiana (3.5%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, AMT, VRDN
0.57%, 12/01/2036(a)	8,000,000	8,000,000
0.57%, 12/01/2037(a)	10,000,000	10,000,000
Louisiana Public Facilities Authority Revenue Bonds (St Mary's Dominican High School Corp.), Series B, 0.35%, 07/01/2033(a)	200,000	200,000
North Webster Parish Industrial District Revenue Bonds (Continental Structural Plastics of Louisiana LLC), 2.14%, 09/01/2021(a)	485,000	485,000
Parish of State James Revenue Bonds, VRDN, 0.34%, 11/01/2040(a)	11,500,000	11,500,000
Plaquemines Port Harbor & Terminal District Revenue Bonds (International Marine Terminal Partnership Project), Series A, 1.00%, 03/15/2025(a)	7,500,000	7,541,400
		37,726,400

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Maryland (4.6%)
Maryland Economic Development Corp. Revenue Bonds (Linemark Printing/501 Prince George's Boulevard Obligated Group), 0.46%, 12/01/2033(a)(c)	$5,820,000	$5,820,000
Maryland Economic Development Corp. Revenue Bonds (Redrock LLC Facility), 0.46%, 11/01/2022(a)	500,000	500,000
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 4.70%, 03/01/2030(a)	42,405,000	42,405,000
Washington County Revenue Bonds (Conservit, Inc.), 0.46%, 02/01/2023(a)(c)	1,215,000	1,215,000
		49,940,000
Massachusetts (0.9%)
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Partners HealthCare System Issue), Series G, 0.76%, 07/01/2042(a)	6,515,000	6,515,000
North Adams City Massachusetts Bond Anticipation Notes, 2.00%, 09/10/2020	3,310,000	3,315,627
		9,830,627
Michigan (1.0%)
Michigan Finance Authority Revenue Bonds (Cesar Chavez Academy), (ST AID WITHHLDG), 4.00%, 08/20/2020	10,360,000	10,378,544

Mississippi (12.8%)
Mississippi Business Finance Corp. Revenue Bonds (Gulf Power Company Project), AMT, VRDN, 0.22%, 12/01/2049(a)	40,500,000	40,500,000
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), Series D, VRDN, 0.17%, 12/01/2030(a)	32,820,000	32,820,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 3.70%, 11/01/2032(a)	62,000,000	62,000,000
Mississippi Business Finance Corp. Revenue Bonds (Tri-State Truck Center, Inc.), 0.51%, 03/01/2033(a)	2,520,000	2,520,000
		137,840,000
New Hampshire (1.1%)
National Finance Authority Exempt Facilities Revenue Refunding Bonds (Emerald Renewable Diesel LLC Project), AMT, VRN, 2.00%, 06/01/2049(a)(b)	12,000,000	12,008,160

New Jersey (0.7%)
City of Newark General Obligation Unlimited Notes, 3.50%, 07/27/2021	3,250,000	3,316,430
City of Orange Township, in The County of Essex, State of New Jersey General Obligation Notes, Series A, 2.00%, 12/18/2020	4,045,000	4,069,998
		7,386,428
New York (10.0%)
City of Port Jervis New York Bond Anticipation Notes, 2.00%, 10/09/2020	5,000,000	5,011,300
County Of Suffolk New York Anticipation Notes, Series A, 5.00%, 11/13/2020	7,000,000	7,066,080
East Ramapo Central School District Notes, (ST AID WITHHDLG), 2.00%, 10/16/2020	18,000,000	18,042,480
Metropolitan Transportation Authority Revenue Bonds, Series B-2, 5.00%, 05/15/2021	6,800,000	6,929,268
Metropolitan Transportation Authority Revenue Bonds (Build America Bonds)
Series E, 4.00%, 09/01/2020	2,300,000	2,302,691
5.00%, 05/15/2021	1,000,000	1,019,010
4.00%, 02/01/2022	5,000,000	5,092,950
New York City General Obligation Unlimited Bonds
Series A-4, 0.63%, 08/01/2026(a)	5,675,000	5,675,000
Series C-4, 0.63%, 10/01/2027(a)	19,175,000	19,175,000
Series J-3, 0.63%, 06/01/2036(a)	18,950,000	18,950,000
Series J-2, 0.68%, 06/01/2036(a)	4,675,000	4,675,000
New York City Industrial Development Agency Revenue Bonds (Novelty Crystal Corp.), 0.61%, 12/01/2034(a)	1,300,000	1,300,000
Oneida County Industrial Development Agency Revenue Bonds (Champion Home Builders Co. Facility), 0.41%, 06/01/2029(a)	6,820,000	6,820,000
Village of Clayton Jefferson County New York Bond Anticipation Notes, Series A, 2.00%, 10/22/2020	5,000,000	5,013,550
		107,072,329

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

July 31, 2020 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

North Carolina (0.3%)
Hertford County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds (Nucor Corp.), Series A, 0.35%, 11/01/2033(a)	$3,700,000	$3,700,000

Oklahoma (0.5%)
Muskogee City-County Trust Port Authority Revenue Bonds (USA, Inc. Project), AMT, VRDN, 0.22%, 05/01/2023(a)	5,700,000	5,700,000

Oregon (0.1%)
Port of Portland Revenue Bonds (Horizon Air Industries, Inc.), 0.23%, 06/15/2027(a)	1,500,000	1,500,000

Pennsylvania (6.7%)
Allentown City School District Notes, (ST AID WITHHLDG), 2.38%, 03/31/2021	2,750,000	2,750,632
Franklin County Industrial Development Authority Revenue Bonds (Precast System LLC), Series A, 0.46%, 11/01/2021(a)	100,000	100,000
Montgomery County Higher Education And Health Authority Thomas Jefferson University Variable Rate Revenue Bonds, VRDN, 0.58%, 09/01/2050(a)	48,030,000	48,030,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), Series A, 0.60%, 04/01/2034(a)	3,000,000	3,000,300
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group)
Series A, AMT, VRN, 1.70%, 08/01/2037(a)	300,000	300,000
1.90%, 08/01/2045(a)	15,000,000	15,000,000
Philadelphia Authority for Industrial Development Revenue Bonds, VRDN, 0.27%, 06/01/2026(a)	2,835,000	2,835,000
		72,015,932
Tennessee (1.3%)
Chattanooga Health Educational & Housing Faculty Board Revenue Bonds, Series C, VRDN, 0.39%, 05/01/2039(a)	12,900,000	12,900,000
Wilson County Industrial Development Board Revenue Bonds (Kenwal Steel Tennessee LLC), 0.50%, 06/01/2037(a)	915,000	915,000
		13,815,000
Texas (10.2%)
Katy Independent School District Refunding Bonds, Series C, 0.40%, 08/15/2036(a)	4,500,000	4,482,360
Mansfield Industrial Development Corp. Revenue Bond, AMT, VRDN, 0.95%, 11/01/2026(a)	8,000,000	8,000,000
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (Republic Services, Inc.)
2.05%, 01/01/2026(a)	11,500,000	11,500,000
AMT, FRN, 1.50%, 05/01/2050(a)	12,525,000	12,525,000
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP)
0.45%, 04/01/2028(a)	7,000,000	7,000,000
0.45%, 01/01/2030(a)	11,800,000	11,800,000
Port of Port Arthur Navigation District Revenue Bonds
Series A, AMT, VRDN, 0.57%, 04/01/2037(a)	15,000,000	15,000,000
VRDN, 1.30%, 11/01/2040(a)	19,955,000	19,955,000
State of Texas Tax And Revenue Anticipation Notes
4.00%, 08/27/2020	16,500,000	16,542,240
AMT, VRDN, 0.20%, 12/01/2038(a)	3,250,000	3,250,000
		110,054,600

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

July 31, 2020 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Wisconsin (2.9%)
Burlington Area School District Wisconsin Tax & Revenue Anticipation Promissory Note, 2.00%, 09/24/2020	$2,050,000	$2,054,613
Public Finance Authority Revenue Bonds (Waste Management, Inc.), Series A-1, 1.90%, 06/01/2023(a)	5,500,000	5,500,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds, 0.75%, 02/15/2053(a)	13,500,000	13,500,000
Wisconsin Public Finance Authority Revenue Bonds (Waste Management, Inc.), 1.12%, 09/01/2027(a)	10,000,000	10,000,000
		31,054,613
Total Municipal Bonds		1,094,240,171

SHORT-TERM INVESTMENT (2.3%)
UNITED STATES (2.3%)
Ascension Parish Louisiana Commercial Paper, 0.65%, 08/05/2020	10,000,000	10,000,000
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	121,556	121,581
Port of Port Arthur Navigation District Commercial Paper, 0.65%, 08/05/2020	15,000,000	15,000,000
Total Short-Term Investment		25,121,581
Total Investments (Cost $1,119,458,619) —104.0%		1,119,361,752
Liabilities in Excess of Other Assets—(4.0)%		(43,064,098)
Net Assets—100.0%		$1,076,297,654

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	All or a portion of the security has been designated as collateral for the line of credit.

FRN	Floating Rate Note

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (76.4%)
Alternative Investment (49.9%)
AQR Managed Futures Strategy Fund, Class I	108,770	$914,755
BlackRock Global Long/Short Equity Fund,Institutional Class	189,059	2,210,102
Gotham Neutral Fund,Institutional Class(a)	237,815	2,240,219
Otter Creek Long/Short Opportunity Fund,Institutional Class	74,944	952,539
Water Island Diversified Event-Driven Fund, Class I	273,262	2,776,344
		9,093,959
Fixed Income Funds (26.5%)
Eaton Vance Floating-Rate Fund, Class I	399,205	3,341,345
Nuveen Preferred Securities Fund,Institutional Class	90,082	1,495,359
		4,836,704
Total Mutual Funds		13,930,663

EXCHANGE-TRADED FUNDS (20.7%)
Equity Funds (15.4%)
iShares Edge MSCI Min Vol USA ETF	9,756	618,531
iShares Edge MSCI USA Momentum Factor ETF	4,726	662,538
iShares Edge MSCI USA Quality Factor ETF	6,309	635,127
iShares Edge MSCI USA Size Factor ETF	3,994	367,847
iShares Edge MSCI USA Value Factor ETF	1,890	138,046
iShares Nasdaq Biotechnology ETF(b)	1,357	182,340
X-trackers MSCI Japan Hedged Equity ETF	5,276	198,694
		2,803,123
Fixed Income Fund (5.3%)
iShares TIPS Bond ETF	7,633	960,689
Total Exchange-Traded Funds		3,763,812

Short-term investment (3.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(c)	601,619	601,619
Total Short-Term Investment		601,619
Total Investments (Cost $18,454,458) —100.4%		18,296,094
Liabilities in Excess of Other Assets—(0.4)%		(65,585)
Net Assets—100.0%		$18,230,509

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $164,424. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (24.3%)
Fixed Income Funds (24.3%)
Eaton Vance Floating-Rate Fund, Class I	129,029	$1,079,971
Invesco Oppenheimer International Bond Fund, Class Y(a)	101,509	552,209
Nuveen Preferred Securities Fund,Institutional Class	34,100	566,070
		2,198,250
Total Mutual Funds		2,198,250

EXCHANGE-TRADED FUNDS (73.6%)
Equity Funds (56.2%)
iShares Core S&P 500 ETF	1,298	425,510
iShares Emerging Markets Dividend ETF	10,148	321,996
iShares MSCI EAFE Value ETF(b)	22,442	895,211
iShares MSCI Japan ETF(b)	6,801	369,498
iShares MSCI Pacific ex Japan ETF(b)	4,734	191,112
iShares MSCI United Kingdom ETF(b)	7,463	193,516
iShares Select Dividend ETF	8,434	700,697
Vanguard High Dividend Yield ETF	18,367	1,491,400
WisdomTree Europe Hedged Equity Fund	4,516	271,276
X-trackers MSCI Japan Hedged Equity ETF	6,068	228,521
		5,088,737
Fixed Income Funds (17.4%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	1,016	104,315
iShares J.P. Morgan EM High Yield Bond ETF	6,247	275,742
iShares JP Morgan EM Local Currency Bond ETF	12,987	549,610
iShares U.S. & International High Yield Corp Bond ETF	13,196	644,361
		1,574,028
Total Exchange-Traded Funds		6,662,765

SHORT-TERM INVESTMENT (1.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(c)	90,591	90,591
Total Short-Term Investment		90,591
Total Investments (Cost $9,628,047) —98.9%		8,951,606
Other Assets in Excess of Liabilities—1.1%		96,577
Net Assets—100.0%		$9,048,183

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,102,587. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2020 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (14.8%)
Fixed Income Funds (14.8%)
Eaton Vance Floating-Rate Fund, Class I	114,615	$959,326
Invesco Oppenheimer International Bond Fund, Class Y(a)	60,770	330,590
Nuveen Preferred Securities Fund,Institutional Class	6,050	100,435
		1,390,351
Total Mutual Funds		1,390,351

EXCHANGE-TRADED FUNDS (82.9%)
Equity Funds (65.9%)
iShares Core S&P 500 ETF	4,745	1,555,506
iShares MSCI EAFE ETF	7,724	479,274
iShares MSCI Emerging Markets ETF	9,447	408,961
iShares MSCI Eurozone ETF(b)	14,857	559,663
iShares MSCI Japan ETF(b)	8,705	472,943
iShares Russell 2000 ETF(b)	4,581	675,056
iShares Russell Mid-Cap ETF	11,969	679,480
Vanguard High Dividend Yield ETF	2,346	190,495
WisdomTree Europe Hedged Equity Fund	15,163	910,841
X-trackers MSCI Japan Hedged Equity ETF	7,301	274,956
		6,207,175
Fixed Income Funds (17.0%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	5,200	533,895
iShares J.P. Morgan EM High Yield Bond ETF	4,414	194,834
iShares JP Morgan EM Local Currency Bond ETF	9,734	411,943
iShares TIPS Bond ETF	785	98,800
iShares U.S. & International High Yield Corp Bond ETF	7,298	356,313
		1,595,785
Total Exchange-Traded Funds		7,802,960

SHORT-TERM INVESTMENT (3.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(c)	319,808	319,808
Total Short-Term Investment		319,808
Total Investments (Cost $9,254,401) —101.1%		9,513,119
Liabilities in Excess of Other Assets—(1.1)%		(101,685)
Net Assets—100.0%		$9,411,434

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,142,334. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

July 31, 2020

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the "Trust" and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Foreign Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees of the Trust (the “Board”). If there are no current-day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by Aberdeen generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Notes to Statements of Investments (unaudited) (concluded)

July 31, 2020

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds' Pricing Committee (the "Pricing Committee"), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund